UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08188

AB HIGH INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB High Income Fund, Inc.

Portfolio of Investments

July 31, 2017 (unaudited)

	Principal Amount (000)		U.S. $ Value
CORPORATES - NON-INVESTMENT GRADE - 33.8%
Industrial - 27.9%
Basic - 3.2%
AK Steel Corp.
7.625%, 10/01/21	U.S.$	3,745	$3,908,892
Aleris International, Inc.
7.875%, 11/01/20		4,671	4,510,612
Anglo American Capital PLC
4.125%, 4/15/21 (a)		780	808,493
4.75%, 4/10/27 (a)		4,031	4,280,559
4.875%, 5/14/25 (a)		1,287	1,362,844
ArcelorMittal
7.25%, 3/01/41		6,623	7,625,331
7.50%, 10/15/39		11,307	13,288,654
Artsonig Pty Ltd.
11.50%, 4/01/19 (b)(c)		17,037	170,369
Ashland LLC
4.75%, 8/15/22		1,800	1,883,353
Axalta Coating Systems LLC
4.875%, 8/15/24 (a)		2,893	2,989,288
Berry Plastics Corp.
5.50%, 5/15/22		1,590	1,658,454
CF Industries, Inc.
4.95%, 6/01/43		3,911	3,364,203
5.375%, 3/15/44		3,218	2,894,356
6.875%, 5/01/18		1,100	1,138,618
Cliffs Natural Resources, Inc.
5.75%, 3/01/25		12,109	11,886,909
Commercial Metals Co.
4.875%, 5/15/23		3,249	3,333,126
Constellium NV
5.75%, 5/15/24 (a)		9,890	9,452,407
ERP Iron Ore, LLC
9.039%, 12/31/19 (c)(d)(e)		2,668	2,667,741
Freeport-McMoRan, Inc.
5.40%, 11/14/34		3,333	3,138,119
5.45%, 3/15/43		8,300	7,624,596
6.125%, 6/15/19		1,298	1,312,552
6.50%, 11/15/20		3,362	3,461,354
6.625%, 5/01/21		649	663,970
6.75%, 2/01/22		1,566	1,648,046
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.
7.375%, 12/15/23 (a)		9,179	9,928,456
INEOS Finance PLC
4.00%, 5/01/23 (a)	EUR	5,160	6,349,220
Joseph T Ryerson & Son, Inc.
11.00%, 5/15/22 (a)	U.S.$	20,167	22,991,630
Lecta SA
6.50%, 8/01/23 (a)	EUR	1,106	1,366,432
Lundin Mining Corp.
7.50%, 11/01/20 (a)	U.S.$	2,459	2,578,635
7.875%, 11/01/22 (a)		4,001	4,366,811
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18 (b)(f)(g)		16,121	161

	Principal Amount (000)		U.S. $ Value
Momentive Performance Materials, Inc.
3.88%, 10/24/21	U.S.$	22,931	$22,986,333
8.875%, 10/15/20 (e)(f)(h)		22,931	0
NOVA Chemicals Corp.
5.00%, 5/01/25 (a)		2,349	2,356,836
Novelis Corp.
5.875%, 9/30/26 (a)		8,210	8,650,524
6.25%, 8/15/24 (a)		2,634	2,818,475
Pactiv LLC
7.95%, 12/15/25		6,261	7,031,516
Peabody Energy Corp.
6.00%, 11/15/18 (d)(e)(f)		28,941	0
6.00%, 3/31/22 (a)		1,509	1,537,218
Plastipak Holdings, Inc.
6.50%, 10/01/21 (a)		2,949	3,059,178
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.125%, 7/15/23 (a)		4,552	4,781,698
Sealed Air Corp.
6.875%, 7/15/33 (a)		14,904	17,304,513
SIG Combibloc Holdings SCA
7.75%, 2/15/23 (a)	EUR	3,835	4,818,108
Smurfit Kappa Acquisitions Unltd Co.
4.875%, 9/15/18 (a)	U.S.$	4,234	4,325,463
Smurfit Kappa Treasury Funding Ltd.
7.50%, 11/20/25		1,073	1,288,196
SPCM SA
4.875%, 9/15/25 (a)		8,220	8,444,653
Steel Dynamics, Inc.
5.125%, 10/01/21		1,007	1,037,829
6.375%, 8/15/22		3,790	3,933,959
Teck Resources Ltd.
5.40%, 2/01/43		8,166	7,972,262
6.125%, 10/01/35		5,000	5,431,815
6.25%, 7/15/41		1,323	1,436,421
United States Steel Corp.
8.375%, 7/01/21 (a)		5,453	6,033,799
Valvoline, Inc.
5.50%, 7/15/24 (a)		1,738	1,845,125

			259,748,112

Capital Goods - 1.7%
Accudyne Industries Borrower/Accudyne Industries LLC
7.75%, 12/15/20 (a)		3,293	3,424,536
Apex Tool Group LLC
7.00%, 2/01/21 (a)		7,737	7,280,494
ARD Finance SA
6.625% (6.625% Cash or 7.375% PIK), 9/15/23 (c)	EUR	10,431	13,197,615
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
6.75%, 5/15/24 (a)	U.S.$	9,883	13,137,164

	Principal Amount (000)		U.S. $ Value
B456 Systems, Inc.
3.75%, 4/15/16 (d)(f)(i)	U.S.$	3,985	$308,838
Bombardier, Inc.
5.75%, 3/15/22 (a)		830	844,601
6.00%, 10/15/22 (a)		830	843,169
7.50%, 3/15/25 (a)		3,858	4,090,765
7.75%, 3/15/20 (a)		2,558	2,790,179
8.75%, 12/01/21 (a)		5,365	6,084,822
BWAY Holding Co.
5.50%, 4/15/24 (a)		7,810	8,187,223
Clean Harbors, Inc.
5.125%, 6/01/21		3,417	3,483,789
5.25%, 8/01/20		800	810,476
Energizer Holdings, Inc.
5.50%, 6/15/25 (a)		6,119	6,438,032
EnPro Industries, Inc.
5.875%, 9/15/22		5,800	6,069,543
Exide Technologies
11.00% (11.00% Cash or 7.00% PIK), 4/30/22 (b)(c)		25,213	21,052,449
Gates Global LLC/Gates Global Co.
5.75%, 7/15/22 (a)	EUR	710	860,429
6.00%, 7/15/22 (a)	U.S.$	7,870	8,041,558
GFL Environmental, Inc.
5.625%, 5/01/22 (a)		3,712	3,828,824
9.875%, 2/01/21 (a)		6,191	6,688,311
KLX, Inc.
5.875%, 12/01/22 (a)		5,387	5,660,223
Liberty Tire Recycling LLC
11.00%, 3/31/21 (b)(c)		2,416	1,401,566
Textron Financial Corp.
2.917% (LIBOR 3 Month + 1.74%), 2/15/42 (a)(j)		125	109,476
TransDigm, Inc.
6.375%, 6/15/26		9,896	10,336,619
6.50%, 7/15/24		3,170	3,356,120

			138,326,821

Communications - Media - 3.2%
Altice Financing SA
6.625%, 2/15/23 (a)		13,760	14,593,691
7.50%, 5/15/26 (a)		11,970	13,278,082
Altice Luxembourg SA
7.25%, 5/15/22 (a)	EUR	6,390	8,036,460
CCO Holdings LLC/CCO Holdings Capital Corp.
5.375%, 5/01/25 (a)	U.S.$	732	777,062
5.75%, 1/15/24		500	526,435
5.875%, 5/01/27 (a)		2,868	3,079,721
Cequel Communications Holdings I LLC/Cequel Capital Corp.
7.75%, 7/15/25 (a)		5,014	5,596,547
Clear Channel Worldwide Holdings, Inc.
Series A

	Principal Amount (000)		U.S. $ Value
6.50%, 11/15/22	U.S.$	2,230	$2,301,086
Series B
6.50%, 11/15/22		6,270	6,517,521
CSC Holdings LLC
10.125%, 1/15/23 (a)		3,053	3,545,296
DISH DBS Corp.
5.875%, 11/15/24		5,603	6,087,822
6.75%, 6/01/21		1,500	1,656,501
7.75%, 7/01/26		2,915	3,491,319
7.875%, 9/01/19		520	573,051
Gray Television, Inc.
5.125%, 10/15/24 (a)		7,217	7,386,015
iHeartCommunications, Inc.
6.875%, 6/15/18		10,579	6,333,531
9.00%, 12/15/19-3/01/21		15,846	12,191,780
10.625%, 3/15/23		1,507	1,124,275
11.25%, 3/01/21 (a)		2,444	1,828,960
Liberty Interactive LLC
3.75%, 2/15/30 (i)		2,233	1,524,148
McClatchy Co. (The)
9.00%, 12/15/22 (k)		5,524	5,722,008
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance
7.875%, 5/15/24 (a)		10,000	9,599,450
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp.
5.00%, 8/01/18 (a)		1,806	1,806,858
Netflix, Inc.
4.375%, 11/15/26 (a)		10,284	10,409,619
Radiate Holdco LLC/Radiate Finance, Inc.
6.625%, 2/15/25 (a)		7,526	7,540,202
SFR Group SA
5.375%, 5/15/22 (a)	EUR	622	768,746
5.625%, 5/15/24 (a)		1,981	2,550,408
6.00%, 5/15/22 (a)	U.S.$	821	858,711
7.375%, 5/01/26 (a)		18,406	20,019,083
Sinclair Television Group, Inc.
5.625%, 8/01/24 (a)		2,436	2,528,434
6.125%, 10/01/22		2,204	2,287,144
TEGNA, Inc.
4.875%, 9/15/21 (a)		1,071	1,101,073
5.50%, 9/15/24 (a)		719	745,945
6.375%, 10/15/23		3,966	4,207,406
Time, Inc.
5.75%, 4/15/22 (a)		3,752	3,878,011
Townsquare Media, Inc.
6.50%, 4/01/23 (a)		5,674	5,721,611
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
5.50%, 9/15/22 (a)	EUR	2,430	2,971,678
5.50%, 1/15/23 (a)	U.S.$	7,553	7,836,030

	Principal Amount (000)		U.S. $ Value
Univision Communications, Inc.
5.125%, 5/15/23-2/15/25 (a)	U.S.$	9,363	$9,441,491
UPCB Finance IV Ltd.
5.375%, 1/15/25 (a)		5,668	5,908,130
Urban One, Inc.
7.375%, 4/15/22 (a)		7,700	7,988,750
9.25%, 2/15/20 (a)(k)		9,972	9,749,914
Virgin Media Finance PLC
4.875%, 2/15/22		8,905	8,353,406
5.25%, 2/15/22		941	880,157
Virgin Media Receivables Financing Notes I DAC
5.50%, 9/15/24 (a)	GBP	445	611,376
Virgin Media Secured Finance PLC
5.50%, 1/15/25 (a)		2,070	2,883,415
Wave Holdco LLC/Wave Holdco Corp.
8.25% (8.25% Cash or 9.00% PIK), 7/15/19 (a)(c)	U.S.$	5,030	5,083,450
WaveDivision Escrow LLC/WaveDivision Escrow Corp.
8.125%, 9/01/20 (a)		2,612	2,695,333
Ziggo Bond Co. BV
7.125%, 5/15/24 (a)	EUR	3,158	4,229,099
Ziggo Bond Finance BV
5.875%, 1/15/25 (a)	U.S.$	6,178	6,392,302
Ziggo Secured Finance BV
5.50%, 1/15/27 (a)		8,360	8,659,472

			263,878,015

Communications - Telecommunications - 2.4%
Arqiva Broadcast Finance PLC
9.50%, 3/31/20 (a)	GBP	6,207	8,695,554
CenturyLink, Inc.
Series W
6.75%, 12/01/23	U.S.$	1,850	1,966,839
Clear Channel Communications, Inc.
12.00%, 8/01/21 (d)(e)(f)		2,737	4,927
Embarq Corp.
7.995%, 6/01/36		12,200	12,407,510
Frontier Communications Corp.
6.25%, 9/15/21		2,961	2,600,081
6.875%, 1/15/25		244	192,659
7.125%, 1/15/23		100	81,590
7.625%, 4/15/24		4,034	3,281,711
7.875%, 1/15/27		4,058	2,912,889
8.75%, 4/15/22		5,502	4,840,456
9.00%, 8/15/31		1,388	1,126,422
10.50%, 9/15/22		2,308	2,170,963
11.00%, 9/15/25		1,463	1,339,265
Hughes Satellite Systems Corp.
7.625%, 6/15/21		4,508	5,179,106
Intelsat Jackson Holdings SA
5.50%, 8/01/23		9,915	8,522,171
7.25%, 10/15/20		3,184	3,057,573
7.50%, 4/01/21		3,615	3,451,331

	Principal Amount (000)		U.S. $ Value
8.00%, 2/15/24 (a)	U.S.$	1,212	$1,314,077
9.50%, 9/30/22 (a)		2,861	3,441,056
9.75%, 7/15/25 (a)		8,197	8,440,680
Level 3 Financing, Inc.
5.375%, 1/15/24		2,601	2,734,613
6.125%, 1/15/21		2,690	2,759,469
Sable International Finance Ltd.
6.875%, 8/01/22 (a)		2,219	2,385,396
Sprint Capital Corp.
8.75%, 3/15/32		5,865	7,270,846
Sprint Corp.
7.125%, 6/15/24		4,993	5,510,070
7.625%, 2/15/25		6,134	6,917,987
7.875%, 9/15/23		685	776,861
T-Mobile USA, Inc.
6.00%, 3/01/23		3,547	3,753,095
6.125%, 1/15/22		1,460	1,530,117
6.836%, 4/28/23		3,010	3,200,262
Telecom Italia Capital SA
7.20%, 7/18/36		7,680	9,348,457
7.721%, 6/04/38		4,700	5,976,858
Telecom Italia SpA/Milano
5.303%, 5/30/24 (a)		5,639	6,210,124
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
6.00%, 4/15/23 (a)		7,539	7,790,297
8.25%, 10/15/23		15,715	16,204,585
Wind Acquisition Finance SA
4.75%, 7/15/20 (a)		4,138	4,188,273
7.375%, 4/23/21 (a)		11,197	11,645,529
Windstream Services LLC
6.375%, 8/01/23		12,858	10,530,651
7.75%, 10/01/21 (k)		2,780	2,491,055
Zayo Group LLC/Zayo Capital, Inc.
5.75%, 1/15/27 (a)		1,953	2,070,213
6.00%, 4/01/23		3,305	3,487,426
6.375%, 5/15/25		8,198	8,878,327

			200,687,371

Consumer Cyclical - Automotive - 0.9%
Adient Global Holdings Ltd.
4.875%, 8/15/26 (a)		8,034	8,149,625
BCD Acquisition, Inc.
9.625%, 9/15/23 (a)		14,612	16,053,065
Cooper-Standard Automotive, Inc.
5.625%, 11/15/26 (a)		7,290	7,345,586
Dana Financing Luxembourg SARL
5.75%, 4/15/25 (a)		1,290	1,341,121
6.50%, 6/01/26 (a)		10,848	11,602,869
Exide Technologies
7.00%, 4/30/25 (b)(c)(i)		822	451,838
7.25%, 4/30/25 (b)(c)(i)		1,800	1,692,000
Series AI
7.00%, 4/30/25 (c)(d)(i)		18,993	10,446,072

	Principal Amount (000)		U.S. $ Value
Goodyear Tire & Rubber Co. (The)
7.00%, 3/15/28	U.S.$	700	$784,966
8.75%, 8/15/20		924	1,083,444
IHO Verwaltungs GmbH
4.125% (4.125% Cash or 4.875% PIK), 9/15/21 (a)(c)		5,807	5,913,234
Meritor, Inc.
6.25%, 2/15/24		3,393	3,577,684
ZF North America Capital, Inc.
4.75%, 4/29/25 (a)		6,260	6,547,710

			74,989,214

Consumer Cyclical - Entertainment - 0.2%
AMC Entertainment Holdings, Inc.
5.875%, 11/15/26		8,694	8,864,776
Silversea Cruise Finance Ltd.
7.25%, 2/01/25 (a)		9,700	10,402,911

			19,267,687

Consumer Cyclical - Other - 2.5%
Beazer Homes USA, Inc.
6.75%, 3/15/25		7,010	7,373,959
8.75%, 3/15/22		3,405	3,799,827
Caesars Entertainment Operating Co., Inc.
10.00%, 12/15/18 (f)(g)		1,935	1,845,506
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Prope
8.00%, 10/01/20		6,600	6,782,464
CalAtlantic Group, Inc.
6.625%, 5/01/20		5,393	5,972,791
8.375%, 5/15/18		3,250	3,404,411
Cirsa Funding Luxembourg SA
5.75%, 5/15/21 (a)	EUR	2,058	2,584,916
Diamond Resorts International, Inc.
7.75%, 9/01/23 (a)	U.S.$	7,479	7,999,613
Eldorado Resorts, Inc.
6.00%, 4/01/25		4,963	5,305,080
GLP Capital LP/GLP Financing II, Inc.
5.375%, 4/15/26		2,300	2,506,894
International Game Technology PLC
6.50%, 2/15/25 (a)		3,625	4,002,203
K. Hovnanian Enterprises, Inc.
5.00%, 11/01/21		12,319	11,196,912
10.00%, 7/15/22 (a)		2,858	3,016,173
10.50%, 7/15/24 (a)		2,857	3,058,107
KB Home
7.00%, 12/15/21		6,936	7,788,414
7.25%, 6/15/18		1,000	1,042,995
7.50%, 9/15/22		2,741	3,118,035
9.10%, 9/15/17		809	815,519
Lennar Corp.
4.50%, 6/15/19		1,690	1,749,101
6.95%, 6/01/18		2,780	2,885,946
MDC Holdings, Inc.

	Principal Amount (000)		U.S. $ Value
5.50%, 1/15/24	U.S.$	4,397	$4,707,969
6.00%, 1/15/43		15,617	14,886,936
Meritage Homes Corp.
6.00%, 6/01/25		4,696	5,043,457
7.15%, 4/15/20		2,500	2,765,440
Pinnacle Entertainment, Inc.
5.625%, 5/01/24 (a)		4,736	4,916,550
PulteGroup, Inc.
5.00%, 1/15/27		1,470	1,516,789
6.00%, 2/15/35		932	942,450
6.375%, 5/15/33		2,695	2,863,901
7.875%, 6/15/32		10,968	12,957,255
RSI Home Products, Inc.
6.50%, 3/15/23 (a)		14,852	15,687,024
Safari Holding Verwaltungs GmbH
8.25%, 2/15/21 (a)	EUR	1,157	1,420,550
Shea Homes LP/Shea Homes Funding Corp.
5.875%, 4/01/23 (a)	U.S.$	6,743	6,951,190
6.125%, 4/01/25 (a)		4,677	4,823,825
Standard Industries, Inc./NJ
6.00%, 10/15/25 (a)		5,285	5,654,950
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875%, 5/15/25 (a)		5,081	5,081,046
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.
5.625%, 3/01/24 (a)		7,725	8,198,542
5.875%, 4/15/23 (a)		4,950	5,259,375
Toll Brothers Finance Corp.
4.875%, 3/15/27		8,180	8,463,224
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
5.50%, 3/01/25 (a)		4,515	4,746,764

			203,136,103

Consumer Cyclical - Restaurants - 0.1%
1011778 BC ULC/New Red Finance, Inc.
6.00%, 4/01/22 (a)		5,350	5,524,966
Landry’s, Inc.
6.75%, 10/15/24 (a)		2,549	2,613,110
Pizzaexpress Financing 2 PLC
6.625%, 8/01/21 (a)	GBP	2,879	3,745,772

			11,883,848

Consumer Cyclical - Retailers - 0.9%
FirstCash, Inc.
5.375%, 6/01/24 (a)	U.S.$	2,011	2,117,370
Group 1 Automotive, Inc.
5.00%, 6/01/22		2,143	2,194,571
JC Penney Corp., Inc.
6.375%, 10/15/36		1,169	863,425
7.40%, 4/01/37		4,492	3,563,652
L Brands, Inc.

	Principal Amount (000)		U.S. $ Value
6.875%, 11/01/35	U.S.$	11,730	$11,261,797
6.95%, 3/01/33		3,500	3,388,833
Levi Strauss & Co.
5.00%, 5/01/25		7,819	8,209,762
Neiman Marcus Group Ltd. LLC
8.00%, 10/15/21 (a)		14,081	7,814,955
8.75% (8.75% Cash or 9.50% PIK), 10/15/21 (a)(c)		17	8,394
New Look Secured Issuer PLC
6.50%, 7/01/22 (a)	GBP	1,404	1,260,563
Penske Automotive Group, Inc.
5.50%, 5/15/26	U.S.$	5,857	5,878,571
PetSmart, Inc.
7.125%, 3/15/23 (a)		8,569	7,790,481
Rite Aid Corp.
6.125%, 4/01/23 (a)		3,912	3,881,713
Sally Holdings LLC/Sally Capital, Inc.
5.625%, 12/01/25		2,086	2,135,787
Sonic Automotive, Inc.
5.00%, 5/15/23		3,494	3,401,346
6.125%, 3/15/27		5,939	5,963,712

			69,734,932

Consumer Non-Cyclical - 4.0%
Acadia Healthcare Co., Inc.
6.50%, 3/01/24		4,040	4,359,257
Air Medical Group Holdings, Inc.
6.375%, 5/15/23 (a)		2,669	2,575,436
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC
5.75%, 3/15/25 (a)		1,869	1,747,771
6.625%, 6/15/24 (a)		10,544	10,078,229
Alere, Inc.
6.375%, 7/01/23 (a)		1,482	1,593,845
7.25%, 7/01/18		3,046	3,059,704
BI-LO LLC/BI-LO Finance Corp.
8.625% (8.625% Cash or 9.375% PIK), 9/15/18 (a)(c)		12,017	4,806,800
9.25%, 2/15/19 (a)		6,688	5,832,538
Boparan Finance PLC
5.50%, 7/15/21 (a)	GBP	8,384	10,913,222
Catalent Pharma Solutions, Inc.
4.75%, 12/15/24 (a)	EUR	2,223	2,817,320
CHS/Community Health Systems, Inc.
6.875%, 2/01/22	U.S.$	23,942	20,539,890
7.125%, 7/15/20		7,029	6,814,229
8.00%, 11/15/19		2,614	2,620,726
Concordia International Corp.
7.00%, 4/15/23 (a)		1,245	224,100
9.50%, 10/21/22 (a)		20,366	4,149,572
DaVita, Inc.
5.00%, 5/01/25		2,600	2,640,201
Diamond BC BV
5.625%, 8/15/25 (a)	EUR	2,527	3,029,951

	Principal Amount (000)		U.S. $ Value
Eagle Holding Co. II LLC
7.625% (7.625% Cash or 8.375% PIK), 5/15/22 (a)(c)	U.S.$	1,276	$1,326,792
Endo Dac/Endo Finance LLC/Endo Finco, Inc.
6.00%, 7/15/23-2/01/25 (a)		20,351	17,309,950
Endo Finance LLC
5.75%, 1/15/22 (a)		3,035	2,813,721
Endo Finance LLC/Endo Finco, Inc.
5.375%, 1/15/23 (a)		778	666,742
Envision Healthcare Corp.
5.625%, 7/15/22		5,163	5,379,077
6.25%, 12/01/24 (a)		5,755	6,208,166
First Quality Finance Co., Inc.
4.625%, 5/15/21 (a)		16,738	17,028,069
HCA, Inc.
4.25%, 10/15/19		3,274	3,393,684
4.50%, 2/15/27		1,002	1,025,421
5.25%, 6/15/26		1,744	1,886,223
5.875%, 3/15/22		2,450	2,708,223
Hill-Rom Holdings, Inc.
5.75%, 9/01/23 (a)		1,473	1,554,559
Lamb Weston Holdings, Inc.
4.625%, 11/01/24 (a)		2,904	3,020,424
4.875%, 11/01/26 (a)		2,903	3,012,690
LifePoint Health, Inc.
5.375%, 5/01/24		2,417	2,516,003
5.875%, 12/01/23		7,809	8,297,445
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 4/15/25 (a)		10,965	10,108,535
5.625%, 10/15/23 (a)		5,736	5,473,211
5.75%, 8/01/22 (a)		54	52,806
MEDNAX, Inc.
5.25%, 12/01/23 (a)		2,302	2,371,914
MPH Acquisition Holdings LLC
7.125%, 6/01/24 (a)		9,919	10,743,269
Nature’s Bounty Co. (The)
7.625%, 5/15/21 (a)		14,338	15,448,435
Post Holdings, Inc.
5.00%, 8/15/26 (a)		7,041	7,226,685
5.50%, 3/01/25 (a)		6,937	7,317,363
6.00%, 12/15/22 (a)		2,096	2,220,339
Revlon Consumer Products Corp.
6.25%, 8/01/24		3,601	2,736,702
Spectrum Brands, Inc.
4.00%, 10/01/26 (a)	EUR	3,459	4,279,520
6.125%, 12/15/24	U.S.$	1,915	2,052,219
6.625%, 11/15/22		2,624	2,743,762
Synlab Bondco PLC
6.25%, 7/01/22 (a)	EUR	9,492	12,124,245
Synlab Unsecured Bondco PLC
8.25%, 7/01/23 (a)		3,869	5,109,791

	Principal Amount (000)		U.S. $ Value
Tenet Healthcare Corp.
6.75%, 6/15/23 (k)	U.S.$	8,125	$8,060,000
6.875%, 11/15/31		16,407	14,834,471
8.00%, 8/01/20		2,244	2,277,734
8.125%, 4/01/22		4,631	4,969,591
Valeant Pharmaceuticals International
6.75%, 8/15/21 (a)		2,100	1,994,905
7.00%, 10/01/20 (a)		2,450	2,418,745
7.25%, 7/15/22 (a)		5,402	5,098,764
Valeant Pharmaceuticals International, Inc.
5.375%, 3/15/20 (a)		7,944	7,700,238
5.50%, 3/01/23 (a)		1,466	1,251,293
5.875%, 5/15/23 (a)		1,590	1,371,375
6.125%, 4/15/25 (a)		5,558	4,729,336
6.50%, 3/15/22 (a)		2,085	2,199,838
Vizient, Inc.
10.375%, 3/01/24 (a)		2,066	2,384,800
Voyage Care Bondco PLC
5.875%, 5/01/23 (a)	GBP	7,223	9,941,456

			325,191,322

Energy - 3.7%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.
7.875%, 12/15/24 (a)	U.S.$	6,153	6,446,695
Berry Petroleum Co. LLC
6.375%, 9/15/22 (d)(e)(f)		16,461	0
Bill Barrett Corp.
7.00%, 10/15/22		2,396	2,180,427
8.75%, 6/15/25		6,057	5,502,597
California Resources Corp.
5.50%, 9/15/21		1,846	1,024,530
6.00%, 11/15/24		1,594	806,963
8.00%, 12/15/22 (a)		21,680	13,821,000
Carrizo Oil & Gas, Inc.
6.25%, 4/15/23		1,034	1,027,538
7.50%, 9/15/20		1,394	1,416,517
8.25%, 7/15/25		2,253	2,373,051
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/24		7,043	8,053,734
Chesapeake Energy Corp.
4.875%, 4/15/22 (k)		10,996	10,183,693
6.125%, 2/15/21		4,867	4,753,180
8.00%, 1/15/25 (a)(k)		4,552	4,583,996
Continental Resources, Inc./OK
3.80%, 6/01/24		517	480,347
4.90%, 6/01/44		2,314	1,985,755
5.00%, 9/15/22		8,373	8,312,212
DCP Midstream Operating LP
3.875%, 3/15/23		4,357	4,238,490
5.60%, 4/01/44		10,432	9,874,170
Denbury Resources, Inc.
4.625%, 7/15/23		2,703	1,371,773
5.50%, 5/01/22		2,224	1,203,740

	Principal Amount (000)		U.S. $ Value
Diamond Offshore Drilling, Inc.
4.875%, 11/01/43	U.S.$	8,521	$5,634,511
5.70%, 10/15/39		3,966	2,989,115
Energy Transfer Equity LP
7.50%, 10/15/20		3,398	3,833,325
Ensco PLC
4.50%, 10/01/24		1,712	1,308,194
5.20%, 3/15/25		2,567	2,036,547
EP Energy LLC/Everest Acquisition Finance, Inc.
6.375%, 6/15/23		1,899	1,193,996
7.75%, 9/01/22		1,866	1,268,880
8.00%, 2/15/25 (a)		15,115	11,770,141
9.375%, 5/01/20		5,666	4,796,178
Golden Energy Offshore Services AS
5.00%, 12/31/17 (b)	NOK	33,602	1,923,108
Gulfport Energy Corp.
6.00%, 10/15/24 (a)	U.S.$	444	439,128
6.375%, 5/15/25 (a)		7,453	7,438,243
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (a)		2,555	2,423,034
5.75%, 10/01/25 (a)		11,693	11,373,243
Murphy Oil Corp.
6.875%, 8/15/24		1,315	1,395,485
Murphy Oil USA, Inc.
5.625%, 5/01/27		503	530,635
6.00%, 8/15/23		3,166	3,339,320
Noble Holding International Ltd.
5.25%, 3/15/42		1,180	671,125
6.20%, 8/01/40		1,090	670,350
7.70%, 4/01/25 (l)		2,289	1,759,090
7.75%, 1/15/24		5,919	4,692,702
Northern Oil and Gas, Inc.
8.00%, 6/01/20		3,075	2,014,798
Oasis Petroleum, Inc.
6.875%, 3/15/22		2,352	2,327,349
Pacific Drilling SA
5.375%, 6/01/20 (a)		12,449	5,104,090
Paragon Offshore PLC
6.75%, 7/15/22 (a)(f)(g)		17,781	4,089,630
7.25%, 8/15/24 (a)(f)(g)		6,607	1,519,610
PDC Energy, Inc.
6.125%, 9/15/24 (a)		3,203	3,322,526
PHI, Inc.
5.25%, 3/15/19		7,518	7,236,075
QEP Resources, Inc.
5.25%, 5/01/23		4,726	4,602,311
5.375%, 10/01/22		1,061	1,040,981
6.875%, 3/01/21		3,871	4,055,713
Range Resources Corp.
5.00%, 8/15/22-3/15/23 (a)		6,640	6,596,792
5.875%, 7/01/22 (a)		729	751,167
Rowan Cos., Inc.
5.40%, 12/01/42		3,688	2,689,906
7.375%, 6/15/25		6,234	5,903,130

	Principal Amount (000)		U.S. $ Value
Sanchez Energy Corp.
6.125%, 1/15/23	U.S.$	5,546	$4,533,500
SandRidge Energy, Inc.
7.50%, 2/15/23 (d)(e)(f)		1,970	0
8.125%, 10/15/22 (d)(e)(f)		15,534	0
Seitel, Inc.
9.50%, 4/15/19		2,574	2,550,988
SM Energy Co.
5.625%, 6/01/25		4,119	3,882,190
6.50%, 1/01/23		7,813	7,771,552
Southern Star Central Corp.
5.125%, 7/15/22 (a)		6,100	6,226,679
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23		1,674	1,655,554
Transocean Phoenix 2 Ltd.
7.75%, 10/15/24 (a)		7,600	8,212,203
Transocean, Inc.
5.80%, 10/15/22		6,595	6,214,323
6.80%, 3/15/38		11,478	8,622,320
7.50%, 4/15/31		1,800	1,481,668
9.00%, 7/15/23 (a)		6,110	6,356,312
Vantage Drilling International
7.125%, 4/01/23 (d)(e)(f)		8,325	0
7.50%, 11/01/19 (d)(e)(f)		8,860	0
10.00%, 12/31/20 (d)		521	500,160
10.00%, 12/31/20 (b)		431	413,760
Weatherford International Ltd.
6.50%, 8/01/36		4,003	3,524,385
6.75%, 9/15/40		4,691	4,173,367
7.00%, 3/15/38		4,190	3,798,734
7.75%, 6/15/21		2,757	2,831,467
9.875%, 2/15/24 (a)		9,394	10,105,013
Whiting Petroleum Corp.
1.25%, 4/01/20 (i)		2,925	2,524,641
5.00%, 3/15/19		5,131	5,053,558
WPX Energy, Inc.
8.25%, 8/01/23		1,315	1,449,386

			304,262,596

Other Industrial - 1.1%
Algeco Scotsman Global Finance PLC
8.50%, 10/15/18 (a)		6,212	6,025,112
9.00%, 10/15/18 (a)	EUR	1,810	2,071,153
American Builders & Contractors Supply Co., Inc.
5.75%, 12/15/23 (a)	U.S.$	3,425	3,634,874
American Tire Distributors, Inc.
10.25%, 3/01/22 (a)		15,100	15,714,132
General Cable Corp.
4.50%, 11/15/29 (i)(m)		5,909	5,207,306
5.75%, 10/01/22		7,591	7,791,000
Global Partners LP/GLP Finance Corp.
6.25%, 7/15/22		16,442	16,521,826

	Principal Amount (000)		U.S. $ Value
HRG Group, Inc.
7.875%, 7/15/19	U.S.$	12,371	$12,657,315
Laureate Education, Inc.
8.25%, 5/01/25 (a)		8,033	8,700,904
9.25%, 9/01/19		10,786	11,335,417

			89,659,039

Services - 1.6%
Alpine Finance Merger Sub LLC
6.875%, 8/01/25 (a)		2,256	2,335,905
APX Group, Inc.
7.875%, 12/01/22		11,855	12,886,622
8.75%, 12/01/20		9,846	10,128,383
Aramark Services, Inc.
5.125%, 1/15/24		1,484	1,574,374
Carlson Travel, Inc.
6.75%, 12/15/23 (a)		4,253	4,315,511
Ceridian HCM Holding, Inc.
11.00%, 3/15/21 (a)		7,458	7,902,243
CSVC Acquisition Corp.
7.75%, 6/15/25 (a)		7,780	8,011,968
eDreams ODIGEO SA
8.50%, 8/01/21 (a)	EUR	10,411	13,447,899
Gartner, Inc.
5.125%, 4/01/25 (a)	U.S.$	3,489	3,689,586
GEO Group, Inc. (The)
5.125%, 4/01/23		1,054	1,064,050
5.875%, 1/15/22-10/15/24		4,401	4,582,763
6.00%, 4/15/26		3,549	3,701,288
IHS Markit Ltd.
5.00%, 11/01/22 (a)		3,524	3,786,584
iPayment, Inc.
10.75%, 4/15/24 (a)		5,950	6,831,266
KAR Auction Services, Inc.
5.125%, 6/01/25 (a)		3,422	3,566,785
Nielsen Finance LLC/Nielsen Finance Co.
5.00%, 4/15/22 (a)		1,840	1,897,620
Prime Security Services Borrower LLC/Prime Finance, Inc.
9.25%, 5/15/23 (a)		21,208	23,658,669
Ritchie Bros Auctioneers, Inc.
5.375%, 1/15/25 (a)		2,521	2,643,395
Sabre GLBL, Inc.
5.25%, 11/15/23 (a)		1,648	1,713,750
5.375%, 4/15/23 (a)		4,041	4,223,520
Service Corp. International/US
7.50%, 4/01/27		1,575	1,890,331
Team Health Holdings, Inc.
6.375%, 2/01/25 (a)(k)		5,939	5,827,246

			129,679,758

Technology - 1.3%
Amkor Technology, Inc.
6.375%, 10/01/22		10,924	11,409,943

	Principal Amount (000)		U.S. $ Value
Avaya, Inc.
10.50%, 3/01/21 (a)(f)(g)	U.S.$	24,822	$2,140,897
BMC Software Finance, Inc.
8.125%, 7/15/21 (a)		15,535	16,079,176
BMC Software, Inc.
7.25%, 6/01/18		223	230,474
Boxer Parent Co., Inc.
9.00% (9.00% Cash or 9.75% PIK), 10/15/19 (a)(c)		5,529	5,548,401
CDW LLC/CDW Finance Corp.
5.50%, 12/01/24		1,272	1,397,231
Compiler Finance Sub, Inc.
7.00%, 5/01/21 (a)		1,945	984,656
Conduent Finance, Inc./Xerox Business Services LLC
10.50%, 12/15/24 (a)		9,021	10,545,540
CURO Financial Technologies Corp.
12.00%, 3/01/22 (a)		4,786	5,069,949
Dell International LLC/EMC Corp.
7.125%, 6/15/24 (a)		2,133	2,370,900
Dell, Inc.
6.50%, 4/15/38		8,083	8,179,309
Goodman Networks, Inc.
8.00%, 5/11/22		3,001	2,506,245
Infor US, Inc.
6.50%, 5/15/22		7,478	7,760,309
Micron Technology, Inc.
5.25%, 8/01/23-1/15/24 (a)		5,769	6,022,236
5.50%, 2/01/25		3,367	3,570,485
Quintiles IMS, Inc.
3.25%, 3/15/25 (a)	EUR	5,672	6,909,523
Solera LLC/Solera Finance, Inc.
10.50%, 3/01/24 (a)	U.S.$	6,460	7,438,134
Symantec Corp.
5.00%, 4/15/25 (a)		4,918	5,146,712
Western Digital Corp.
10.50%, 4/01/24		4,967	5,877,188

			109,187,308

Transportation - Airlines - 0.0%
UAL Pass-Through Trust
Series 2007-1A
6.636%, 7/02/22		1,382	1,499,447

Transportation - Services - 1.1%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.25%, 3/15/25 (a)		5,359	5,225,507
5.50%, 4/01/23		4,745	4,777,631
CEVA Group PLC
9.00%, 9/01/21 (a)		10,987	9,552,394
EC Finance PLC
5.125%, 7/15/21 (a)	EUR	4,232	5,139,356
Europcar Groupe SA
5.75%, 6/15/22 (a)(k)		5,802	7,266,803

	Principal Amount (000)		U.S. $ Value
Herc Rentals, Inc.
7.75%, 6/01/24 (a)	U.S.$	11,367	$12,307,778
Hertz Corp. (The)
5.50%, 10/15/24 (a)		20,340	16,583,914
5.875%, 10/15/20		3,084	2,896,477
7.625%, 6/01/22 (a)		3,578	3,534,688
Loxam SAS
3.50%, 4/15/22 (a)	EUR	1,102	1,370,443
4.25%, 4/15/24 (a)		540	681,097
United Rentals North America, Inc.
5.50%, 5/15/27	U.S.$	5,208	5,484,712
5.875%, 9/15/26		2,375	2,554,742
XPO CNW, Inc.
6.70%, 5/01/34		13,854	13,488,906
XPO Logistics, Inc.
6.125%, 9/01/23 (a)		2,430	2,527,125

			93,391,573

			2,294,523,146

Financial Institutions - 5.1%
Banking - 3.3%
Allied Irish Banks PLC
Series E
7.375%, 12/03/20 (a)(n)	EUR	453	590,659
Ally Financial, Inc.
4.125%, 3/30/20	U.S.$	505	520,220
8.00%, 11/01/31		6,998	8,664,058
Banco Bilbao Vizcaya Argentaria SA
6.75%, 2/18/20 (a)(n)	EUR	1,800	2,277,619
8.875%, 4/14/21 (a)(n)		9,400	13,112,627
Banco Santander SA
6.25%, 3/12/19 (a)(n)		800	988,694
6.75%, 4/25/22 (a)(n)		1,100	1,450,763
Bank of America Corp.
Series AA
6.10%, 3/17/25 (n)	U.S.$	7,966	8,782,515
Series X
6.25%, 9/05/24 (n)		521	574,810
Series Z
6.50%, 10/23/24 (n)		4,009	4,524,678
Bank of Ireland
7.375%, 6/18/20 (a)(n)	EUR	7,475	9,867,219
Barclays Bank PLC
6.86%, 6/15/32 (a)(n)	U.S.$	838	988,712
7.70%, 4/25/18 (a)(n)		10,164	10,435,440
Barclays PLC
8.00%, 12/15/20 (n)	EUR	10,737	14,254,781
Citigroup, Inc.
5.95%, 1/30/23 (n)	U.S.$	14,778	15,992,220
Series M
6.30%, 5/15/24 (n)		7,000	7,616,168

	Principal Amount (000)		U.S. $ Value
Countrywide Capital III
Series B
8.05%, 6/15/27	U.S.$	11,735	$15,144,416
Credit Agricole SA
7.589%, 1/30/20 (a)(n)	GBP	4,950	7,300,300
8.125%, 12/23/25 (a)(n)	U.S.$	9,082	10,841,637
Credit Suisse Group AG
6.25%, 12/18/24 (a)(n)		7,786	8,357,874
7.50%, 12/11/23 (a)(n)		14,916	16,966,950
Dresdner Funding Trust I
8.151%, 6/30/31 (a)		816	1,034,326
Intesa Sanpaolo SpA
3.928%, 9/15/26 (a)	EUR	1,378	1,771,160
5.017%, 6/26/24 (a)	U.S.$	3,634	3,700,299
5.71%, 1/15/26 (a)		4,338	4,602,254
Lloyds Banking Group PLC
6.413%, 10/01/35 (a)(n)		3,709	4,186,968
6.657%, 5/21/37 (a)(n)		1,801	2,058,647
7.50%, 6/27/24 (n)		3,535	3,933,833
Macquarie Bank Ltd./London
6.125%, 3/08/27 (a)(n)		256	265,022
Royal Bank of Scotland Group PLC
7.50%, 8/10/20 (n)		2,900	3,064,740
8.00%, 8/10/25 (n)		1,847	2,021,207
8.625%, 8/15/21 (n)		18,638	20,576,240
Series U
7.64%, 9/30/17 (n)		1,200	1,150,055
SNS Bank NV
Series E
11.25%, 12/31/49 (d)(e)(f)(n)	EUR	1,001	0
Societe Generale SA
7.375%, 9/13/21 (a)(n)	U.S.$	7,501	8,213,595
8.00%, 9/29/25 (a)(n)		11,901	13,790,284
Standard Chartered PLC
2.821% (LIBOR 3 Month + 1.51%),
1/30/27 (a)(j)(n)		3,500	3,013,458
7.50%, 4/02/22 (a)(n)		4,541	4,988,234
7.75%, 4/02/23 (a)(n)		1,988	2,185,387
SunTrust Banks, Inc.
Series G
5.05%, 6/15/22 (n)		6,334	6,430,669
UBS Group AG
7.00%, 2/19/25 (a)(n)		11,235	12,602,232
UniCredit SpA
9.25%, 6/03/22 (a)(n)	EUR	7,199	9,943,181
Zions Bancorporation
5.65%, 11/15/23	U.S.$	2,289	2,366,581

			271,150,732

Brokerage - 0.1%
Lehman Brothers Holdings, Inc.
6.87%, 5/02/18 (f)		1,600	100,000

	Principal Amount (000)		U.S. $ Value
Series G
4.80%, 3/13/14 (f)(o)	U.S.$	1,800	$109,800
LPL Holdings, Inc.
5.75%, 9/15/25 (a)		11,023	11,557,208

			11,767,008

Finance - 0.8%
Enova International, Inc.
9.75%, 6/01/21		11,193	11,756,680
ILFC E-Capital Trust II
4.59% (H15T 30 Year + 1.80%), 12/21/65 (a)(j)		1,500	1,445,625
Lincoln Finance Ltd.
6.875%, 4/15/21 (a)	EUR	6,507	8,259,281
Navient Corp.
4.875%, 6/17/19	U.S.$	5,837	6,039,649
5.50%, 1/15/19-1/25/23		2,213	2,292,865
5.875%, 3/25/21		1,779	1,876,133
6.50%, 6/15/22		4,183	4,456,911
6.625%, 7/26/21		4,403	4,722,587
7.25%, 1/25/22		1,638	1,800,406
8.00%, 3/25/20		8,274	9,154,999
SLM Corp.
5.125%, 4/05/22		3,828	3,904,981
TMX Finance LLC/TitleMax Finance Corp.
8.50%, 9/15/18 (a)		12,384	11,679,400

			67,389,517

Insurance - 0.4%
Galaxy Bidco Ltd.
6.375%, 11/15/20 (a)	GBP	4,512	6,091,829
Genworth Holdings, Inc.
3.184% (LIBOR 3 Month + 2.00%), 11/15/66 (j)	U.S.$	809	303,375
7.625%, 9/24/21		4,725	4,499,173
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (a)		14,759	18,542,012

			29,436,389

Other Finance - 0.4%
Creditcorp
12.00%, 7/15/18 (b)		6,205	5,413,862
Intrum Justitia AB
2.75%, 7/15/22 (a)	EUR	7,260	8,714,194
3.125%, 7/15/24 (a)		3,630	4,354,355
LHC3 PLC
4.125%, 8/15/24 (c)		1,336	1,600,811
Orchestra Borrower LLC/Orchestra Co-Issuer, Inc.
6.75%, 6/15/22 (a)	U.S.$	781	820,601

	Principal Amount (000)		U.S. $ Value
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
6.75%, 6/01/25 (a)	U.S.$	8,240	$8,555,938

			29,459,761

REITS - 0.1%
FelCor Lodging LP
5.625%, 3/01/23		5,333	5,546,821
MPT Operating Partnership LP/MPT Finance Corp.
5.25%, 8/01/26		971	1,012,882
5.50%, 5/01/24		1,696	1,789,033

			8,348,736

			417,552,143

Utility - 0.8%
Electric - 0.8%
AES Corp./VA
4.875%, 5/15/23		826	843,116
Calpine Corp.
5.375%, 1/15/23		3,554	3,454,047
5.50%, 2/01/24		5,320	4,994,693
5.75%, 1/15/25		2,463	2,299,435
ContourGlobal Power Holdings SA
5.125%, 6/15/21 (a)	EUR	8,608	10,691,098
DPL, Inc.
6.75%, 10/01/19	U.S.$	1,280	1,339,817
Dynegy, Inc.
7.375%, 11/01/22		5,633	5,694,394
7.625%, 11/01/24		5,105	5,079,148
NRG Energy, Inc.
6.25%, 7/15/22-5/01/24		5,426	5,645,437
6.625%, 3/15/23		5,121	5,306,800
NRG Yield Operating LLC
5.375%, 8/15/24		4,311	4,520,726
Talen Energy Supply LLC
4.60%, 12/15/21		8,074	6,443,545
Texas Competitive/TCEH
11.50%, 10/01/20 (a)(d)(e)(f)		2,679	0
Viridian Group FundCo II Ltd.
7.50%, 3/01/20 (a)	EUR	7,830	9,650,487

			65,962,743

Natural Gas - 0.0%
NGL Energy Partners LP/NGL Energy Finance Corp.
7.50%, 11/01/23 (a)	U.S.$	1,722	1,667,731

			67,630,474

Total Corporates - Non-Investment Grade (cost $2,755,303,720)			2,779,705,763

	Principal Amount (000)		U.S. $ Value
GOVERNMENTS - TREASURIES - 22.8%
Colombia - 0.3%
Colombia Government International Bond
7.75%, 4/14/21	COP	12,390,000	$4,417,073
Colombian TES
Series B
7.00%, 5/04/22		44,013,200	15,152,473
10.00%, 7/24/24		7,000,000	2,795,888

			22,365,434

Indonesia - 1.0%
Indonesia Treasury Bond
Series FR53
8.25%, 7/15/21	IDR	314,387,000	24,716,330
Series FR70
8.375%, 3/15/24		349,361,000	28,054,679
Series FR73
8.75%, 5/15/31		280,537,000	23,423,703
JPMorgan Chase Bank, NA
9.50%, 5/17/41 (a)		68,280,000	5,975,269

			82,169,981

Malaysia - 0.5%
Malaysia Government Bond
Series 511
3.58%, 9/28/18	MYR	174,300	40,846,084

Mexico - 2.3%
Mexican Bonos
Series M
6.50%, 6/10/21	MXN	1,850,506	103,021,632
8.00%, 6/11/20		717,879	41,598,605
Series M 20
10.00%, 12/05/24		673,136	44,721,969

			189,342,206

Russia - 0.8%
Russian Federal Bond - OFZ
Series 6209
7.60%, 7/20/22	RUB	254,534	4,210,433
Series 6212
7.05%, 1/19/28		1,271,800	20,239,679
Series 6217
7.50%, 8/18/21		2,509,448	41,349,441

			65,799,553

South Africa - 1.0%
Republic of South Africa Government Bond
Series 2048
8.75%, 2/28/48	ZAR	253,992	17,202,343
Series R186
10.50%, 12/21/26		734,110	62,344,037
Series R204
8.00%, 12/21/18		16,800	1,288,946
Series R213

	Principal Amount (000)		U.S. $ Value
7.00%, 2/28/31	ZAR	99,432	$6,242,704
			87,078,030
Sri Lanka - 0.1%
Sri Lanka Government Bonds Series A
11.50%, 12/15/21	LKR	785,000	5,247,977
United States - 16.7%
U.S. Treasury Bonds
6.125%, 11/15/27 (p)(q)	U.S.$	403,500	544,346,719
6.125%, 8/15/29		50,000	69,546,875
6.25%, 5/15/30		68,350	97,217,199
7.25%, 8/15/22		26,000	32,719,375
8.00%, 11/15/21 (p)		100,000	125,781,250
8.75%, 8/15/20		130,000	157,767,194
U.S. Treasury Notes
0.875%, 3/31/18		127,032	126,773,972
0.875%, 4/15/19 (p)		120,680	119,756,050
1.25%, 3/31/21		78,671	77,564,689
2.125%, 8/31/20 (p)		6,300	6,412,219
2.50%, 8/15/23		16,550	17,030,984

			1,374,916,526

Uruguay - 0.1%
Uruguay Government International Bond
9.875%, 6/20/22 (a)	UYU	138,362	5,177,874

Total Governments - Treasuries (cost $1,861,270,710)			1,872,943,665

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.5%
Risk Share Floating Rate - 7.0%
Bellemeade Re II Ltd.
Series 2016-1A, Class B1
13.232% (LIBOR 1 Month + 12.00%), 4/25/26 (b)(j)	U.S.$	2,331	2,571,321
Series 2016-1A, Class M2B
7.732% (LIBOR 1 Month + 6.50%), 4/25/26 (b)(j)		21,264	22,012,260
Bellemeade Re Ltd.
Series 2015-1A, Class M2
5.532% (LIBOR 1 Month + 4.30%), 7/25/25 (b)(j)		5,057	5,169,308
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2013-DN1, Class M2
8.382% (LIBOR 1 Month + 7.15%), 7/25/23 (j)		8,995	11,075,073
Series 2013-DN2, Class M2
5.482% (LIBOR 1 Month + 4.25%), 11/25/23 (j)		7,100	7,949,117
Series 2014-DN1, Class M3
5.732% (LIBOR 1 Month + 4.50%), 2/25/24 (j)		13,021	15,256,454
Series 2014-DN2, Class M3

	Principal Amount (000)		U.S. $ Value
4.832% (LIBOR 1 Month + 3.60%), 4/25/24 (j)	U.S.$	5,376	$6,003,218
Series 2014-DN3, Class M3
5.232% (LIBOR 1 Month + 4.00%), 8/25/24 (j)		10,000	10,905,623
Series 2014-DN4, Class M3
5.782% (LIBOR 1 Month + 4.55%), 10/25/24 (j)		1,848	2,027,596
Series 2014-HQ1, Class M3
5.332% (LIBOR 1 Month + 4.10%), 8/25/24 (j)		9,416	10,275,717
Series 2014-HQ2, Class M3
4.982% (LIBOR 1 Month + 3.75%), 9/25/24 (j)		3,045	3,478,612
Series 2014-HQ3, Class M3
5.982% (LIBOR 1 Month + 4.75%), 10/25/24 (j)		9,550	10,674,239
Series 2015-DN1, Class B
12.732% (LIBOR 1 Month + 11.50%), 1/25/25 (j)		6,155	8,797,397
Series 2015-DN1, Class M3
5.382% (LIBOR 1 Month + 4.15%), 1/25/25 (j)		8,572	9,277,389
Series 2015-DNA1, Class M3
4.532% (LIBOR 1 Month + 3.30%), 10/25/27 (j)		1,760	1,968,347
Series 2015-DNA2, Class B
8.782% (LIBOR 1 Month + 7.55%), 12/25/27 (j)		16,212	19,029,222
Series 2015-DNA3, Class B
10.582% (LIBOR 1 Month + 9.35%), 4/25/28 (j)		7,578	9,625,748
Series 2015-DNA3, Class M3
5.932% (LIBOR 1 Month + 4.70%), 4/25/28 (j)		3,021	3,531,132
Series 2015-HQ1, Class M3
5.032% (LIBOR 1 Month + 3.80%), 3/25/25(j)		3,380	3,671,013
Series 2015-HQ2, Class B
9.182% (LIBOR 1 Month + 7.95%), 5/25/25 (j)		296	350,034
Series 2015-HQA1, Class B
10.032% (LIBOR 1 Month + 8.80%), 3/25/28 (j)		9,161	10,649,017
Series 2015-HQA1, Class M3
5.932% (LIBOR 1 Month + 4.70%), 3/25/28 (j)		8,335	9,545,620
Series 2015-HQA2, Class B
11.732% (LIBOR 1 Month + 10.50%), 5/25/28 (j)		6,986	8,876,027
Series 2015-HQA2, Class M3
6.032% (LIBOR 1 Month + 4.80%), 5/25/28 (j)		1,740	2,025,305
Series 2016-DNA1, Class M3

	Principal Amount (000)		U.S. $ Value
6.782% (LIBOR 1 Month + 5.55%), 7/25/28 (j)	U.S.$	7,042	$8,369,454
Series 2016-DNA2, Class B
11.732% (LIBOR 1 Month + 10.50%), 10/25/28 (j)		5,072	6,484,605
Series 2016-DNA2, Class M3
5.882% (LIBOR 1 Month + 4.65%), 10/25/28 (j)		3,862	4,433,438
Series 2016-DNA3, Class B
12.482% (LIBOR 1 Month + 11.25%), 12/25/28 (j)		3,873	5,096,037
Series 2016-DNA3, Class M3
6.232% (LIBOR 1 Month + 5.00%), 12/25/28 (j)		1,998	2,335,927
Series 2016-DNA4, Class B
9.832% (LIBOR 1 Month + 8.60%), 3/25/29 (j)		1,836	2,078,130
Series 2016-HQA1, Class B
13.982% (LIBOR 1 Month + 12.75%), 9/25/28 (j)		2,999	4,262,409
Series 2016-HQA1, Class M3
7.582% (LIBOR 1 Month + 6.35%), 9/25/28 (j)		18,443	23,027,069
Series 2016-HQA2, Class B
12.732% (LIBOR 1 Month + 11.50%), 11/25/28 (j)		2,957	3,850,016
Federal National Mortgage Association Connecticut Avenue Securities
Series 2013-C01, Class M2
6.482% (LIBOR 1 Month + 5.25%), 10/25/23 (j)		7,285	8,553,388
Series 2014-C01, Class M2
5.632% (LIBOR 1 Month + 4.40%), 1/25/24 (j)		9,535	10,946,363
Series 2014-C03, Class 1M2
4.232% (LIBOR 1 Month + 3.00%), 7/25/24 (j)		10,103	10,796,409
Series 2015-C01, Class 1M2
5.532% (LIBOR 1 Month + 4.30%), 2/25/25 (j)		19,417	21,092,723
Series 2015-C01, Class 2M2
5.782% (LIBOR 1 Month + 4.55%), 2/25/25 (j)		5,420	5,867,883
Series 2015-C02, Class 1M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (j)		5,142	5,557,080
Series 2015-C02, Class 2M2
5.232% (LIBOR 1 Month + 4.00%), 5/25/25 (j)		10,887	11,669,434
Series 2015-C03, Class 1M2
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (j)		19,275	21,587,753
Series 2015-C03, Class 2M2

	Principal Amount (000)		U.S. $ Value
6.232% (LIBOR 1 Month + 5.00%), 7/25/25 (j)	U.S.$	14,908	$16,505,938
Series 2015-C04, Class 1M2
6.932% (LIBOR 1 Month + 5.70%), 4/25/28 (j)		13,295	15,260,349
Series 2015-C04, Class 2M2
6.782% (LIBOR 1 Month + 5.55%), 4/25/28 (j)		7,247	8,171,761
Series 2016-C01, Class 1B
12.982% (LIBOR 1 Month + 11.75%), 8/25/28 (j)		4,069	5,526,072
Series 2016-C01, Class 1M2
7.982% (LIBOR 1 Month + 6.75%), 8/25/28 (j)		11,933	14,552,595
Series 2016-C01, Class 2M2
8.182% (LIBOR 1 Month + 6.95%), 8/25/28 (j)		3,870	4,709,958
Series 2016-C02, Class 1B
13.482% (LIBOR 1 Month + 12.25%), 9/25/28 (j)		2,899	4,026,875
Series 2016-C02, Class 1M2
7.232% (LIBOR 1 Month + 6.00%), 9/25/28 (j)		22,977	27,214,666
Series 2016-C03, Class 1B
12.982% (LIBOR 1 Month + 11.75%), 10/25/28 (j)		7,144	9,656,490
Series 2016-C03, Class 1M2
6.532% (LIBOR 1 Month + 5.30%), 10/25/28 (j)		2,497	2,929,922
Series 2016-C03, Class 2M2
7.132% (LIBOR 1 Month + 5.90%), 10/25/28 (j)		22,833	26,986,393
Series 2016-C04, Class 1B
11.482% (LIBOR 1 Month + 10.25%), 1/25/29 (j)		10,778	13,537,400
Series 2016-C05, Class 2B
11.244% (LIBOR 1 Month + 10.75%), 1/25/29 (j)		11,318	14,557,368
Series 2016-C05, Class 2M2
5.682% (LIBOR 1 Month + 4.45%), 1/25/29 (j)		15,479	17,403,040
Series 2016-C06, Class 1B
10.482% (LIBOR 1 Month + 9.25%), 4/25/29 (j)		8,528	10,088,639
Series 2016-C07, Class 2B
10.732% (LIBOR 1 Month + 9.50%), 5/25/29 (j)		10,061	12,356,010
Series 2016-C07, Class 2M2
5.582% (LIBOR 1 Month + 4.35%), 5/25/29 (j)		4,949	5,513,955

	Principal Amount (000)		U.S. $ Value
JP Morgan Madison Avenue Securities Trust
Series 2015-CH1, Class M2
6.732% (LIBOR 1 Month + 5.50%), 10/25/25 (a)(j)	U.S.$	7,769	$8,574,806
Wells Fargo Credit Risk Transfer Securities Trust
Series 2015-WF1, Class 1M2
6.482% (LIBOR 1 Month + 5.25%), 11/25/25 (b)(j)		6,018	6,543,938
Series 2015-WF1, Class 2M2
6.732% (LIBOR 1 Month + 5.50%), 11/25/25 (b)(j)		3,333	3,799,809

			578,668,891

Non-Agency Fixed Rate - 1.3%
Alternative Loan Trust
Series 2005-11CB, Class 2A7
5.50%, 6/25/35		4,133	4,043,504
Series 2005-46CB, Class A2
5.50%, 10/25/35		225	216,897
Series 2005-46CB, Class A20
5.50%, 10/25/35		176	169,751
Series 2005-46CB, Class A3
5.50%, 10/25/35		551	529,928
Series 2005-46CB, Class A4
5.25%, 10/25/35		242	229,847
Series 2005-46CB, Class A7
5.50%, 10/25/35		427	410,881
Series 2005-J14, Class A8
5.50%, 12/25/35		3,486	2,926,251
Series 2006-19CB, Class A15
6.00%, 8/25/36		558	489,328
Series 2006-19CB, Class A24
6.00%, 8/25/36		359	314,548
Series 2006-24CB, Class A15
5.75%, 6/25/36		3,965	3,269,530
Series 2006-24CB, Class A16
5.75%, 6/25/36		758	625,112
Series 2006-26CB, Class A6
6.25%, 9/25/36		326	267,897
Series 2006-26CB, Class A8
6.25%, 9/25/36		1,231	1,012,357
Series 2006-2CB, Class A11
6.00%, 3/25/36		1,548	1,283,968
Series 2006-41CB, Class 2A13
5.75%, 1/25/37		3,370	2,680,537
Series 2006-42, Class 1A6
6.00%, 1/25/47		1,529	1,276,751
Series 2006-HY12, Class A5
3.311%, 8/25/36		7,083	6,982,016
Series 2006-J1, Class 1A10
5.50%, 2/25/36		1,856	1,679,543
Series 2006-J5, Class 1A1
6.50%, 9/25/36		1,314	1,104,690
Series 2007-13, Class A2
6.00%, 6/25/47		5,007	4,248,543
Series 2007-15CB, Class A19

	Principal Amount (000)		U.S. $ Value
5.75%, 7/25/37	U.S.$	776	$703,099
Series 2007-16CB, Class 1A7
6.00%, 8/25/37		942	925,058
BCAP LLC Trust
Series 2009-RR13, Class 17A3
5.876%, 4/26/37 (a)		2,981	2,344,188
Bear Stearns ARM Trust
Series 2007-3, Class 1A1
3.653%, 5/25/47		1,247	1,182,837
Series 2007-4, Class 22A1
3.649%, 6/25/47		4,563	4,349,745
BNPP Mortgage Securities LLC Trust
Series 2009-1, Class B1
6.00%, 8/27/37 (a)		4,623	3,648,019
ChaseFlex Trust
Series 2007-1, Class 1A3
6.50%, 2/25/37		784	601,655
Citigroup Mortgage Loan Trust
Series 2006-4, Class 2A1A
6.00%, 12/25/35		6,513	6,188,194
Series 2007-AR4, Class 1A1A
3.308%, 3/25/37		1,016	878,868
Series 2010-3, Class 2A2
6.00%, 8/25/37 (a)		2,439	2,137,546
CitiMortgage Alternative Loan Trust
Series 2007-A3, Class 1A4
5.75%, 3/25/37		1,528	1,394,899
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2006-17, Class A2
6.00%, 12/25/36		3,237	2,800,849
Series 2007-4, Class 1A39
6.00%, 5/25/37		2,309	1,905,676
Series 2007-HY4, Class 1A1
3.184%, 9/25/47		1,446	1,345,550
Credit Suisse Mortgage Trust
Series 2009-8R, Class 6A2
6.00%, 1/26/38 (a)		679	524,666
Series 2010-9R, Class 1A5
4.00%, 8/27/37 (a)		3,558	3,517,937
CSMC Mortgage-Backed Trust
Series 2006-7, Class 3A12
6.25%, 8/25/36		1,857	1,567,658
First Horizon Alternative Mortgage Securities Trust
Series 2006-AA3, Class A1
3.219%, 6/25/36		1,161	946,202
Series 2006-FA1, Class 1A3
5.75%, 4/25/36		1,947	1,624,466
Series 2006-FA3, Class A9
6.00%, 7/25/36		1,476	1,216,679
Morgan Stanley Mortgage Loan Trust
Series 2005-10, Class 4A1
5.50%, 12/25/35		1,669	1,482,901
Series 2007-12, Class 3A22
6.00%, 8/25/37		438	365,183

	Principal Amount (000)		U.S. $ Value
New Century Alternative Mortgage Loan Trust
Series 2006-ALT2, Class AF6A
5.16%, 10/25/36	U.S.$	7,155	$4,369,579
Nomura Resecuritization Trust
Series 2010-5RA, Class 1A7
6.50%, 10/26/37 (a)		7,005	5,897,501
Residential Accredit Loans, Inc. Trust
Series 2005-QA10, Class A31
4.116%, 9/25/35		3,358	2,843,015
Series 2005-QS14, Class 3A1
6.00%, 9/25/35		2,508	2,373,449
Residential Asset Securitization Trust
Series 2006-A8, Class 3A4
6.00%, 8/25/36		930	834,324
Series 2007-A1, Class A8
6.00%, 3/25/37		1,173	765,573
Series 2007-A5, Class 2A3
6.00%, 5/25/37		393	344,439
Structured Adjustable Rate Mortgage Loan Trust
Series 2006-9, Class 4A1
3.184%, 10/25/36		1,338	1,203,028
Washington Mutual Mortgage Pass-Through Certificates Trust
Series 2006-7, Class A4
4.345%, 9/25/36		2,174	1,148,748
Series 2006-9, Class A4
4.78%, 10/25/36		2,241	1,137,945
Wells Fargo Alternative Loan Trust
Series 2007-PA3, Class 3A1
6.25%, 7/25/37		1,535	1,457,964
Wells Fargo Mortgage Backed Securities Trust
Series 2007-10, Class 1A8
6.00%, 7/25/37		1,347	1,333,243
Series 2007-AR7, Class A1
3.178%, 12/28/37		6,837	6,564,302

			105,686,864

Non-Agency Floating Rate - 0.2%
Alternative Loan Trust
Series 2007-7T2, Class A3
1.832% (LIBOR 1 Month + 0.60%), 4/25/37 (j)		3,205	1,492,147
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2007-13, Class A7
1.832% (LIBOR 1 Month + 0.60%), 8/25/37 (j)		791	575,233
First Horizon Alternative Mortgage Securities Trust
Series 2007-FA2, Class 1A10
1.482% (LIBOR 1 Month + 0.25%), 4/25/37 (j)		1,880	1,020,424
Lehman Mortgage Trust
Series 2007-1, Class 3A1

	Principal Amount (000)		U.S. $ Value
1.482% (LIBOR 1 Month + 0.25%), 2/25/37 (j)	U.S.$	2,972	$691,046
Series 2007-1, Class 3A2
6.018% (7.25%-LIBOR 1 Month), 2/25/37 (j)(r)		2,972	1,005,034
Lehman XS Trust
Series 2007-16N, Class 2A2
2.082% (LIBOR 1 Month + 0.85%), 9/25/47 (j)		1,114	1,027,768
Morgan Stanley Mortgage Loan Trust
Series 2006-9AR, Class A2
1.382% (LIBOR 1 Month + 0.15%), 8/25/36 (j)		9,681	4,684,158
PHH Alternative Mortgage Trust
Series 2007-1, Class 1A1
1.392% (LIBOR 1 Month + 0.16%), 2/25/37 (j)		1,109	945,261
Series 2007-2, Class 1A3
1.562% (LIBOR 1 Month + 0.33%), 5/25/37 (j)		1,251	1,161,804
Structured Asset Mortgage Investments II Trust
Series 2007-AR6, Class A1
2.276% (12MTA + 1.50%), 8/25/47 (j)		2,766	2,555,129

			15,158,004

Total Collateralized Mortgage Obligations (cost $625,955,805)			699,513,759

CORPORATES - INVESTMENT GRADE - 6.4%
Industrial - 3.1%
Basic - 0.4%
Braskem Finance Ltd.
6.45%, 2/03/24		4,037	4,400,330
FMG Resources (August 2006) Pty Ltd.
9.75%, 3/01/22 (a)		3,420	3,891,054
Fresnillo PLC
5.50%, 11/13/23 (a)		3,774	4,174,988
Glencore Finance Canada Ltd.
6.00%, 11/15/41 (a)		1,464	1,684,374
Glencore Funding LLC
4.625%, 4/29/24 (a)		1,733	1,846,465
Minsur SA
6.25%, 2/07/24 (a)		10,297	11,187,845
Mosaic Co. (The)
5.625%, 11/15/43		1,170	1,202,838
Southern Copper Corp.
7.50%, 7/27/35		1,500	1,911,150
WestRock MWV LLC
8.20%, 1/15/30		2,940	4,154,129

			34,453,173

	Principal Amount (000)		U.S. $ Value
Capital Goods - 0.2%
General Electric Co.
Series D
5.00%, 1/21/21 (n)	U.S.$	12,108	$12,773,867
Lafarge SA
7.125%, 7/15/36		2,640	3,372,265
Masco Corp.
5.95%, 3/15/22		2,124	2,410,029

			18,556,161

Communications - Media - 0.5%
Charter Communications Operating LLC/Charter Communications Operating Capital
4.464%, 7/23/22		5,865	6,270,312
4.908%, 7/23/25		6,755	7,261,605
5.375%, 5/01/47 (a)		2,993	3,115,863
Comcast Cable Communications Holdings, Inc.
9.455%, 11/15/22		2,500	3,357,655
Cox Communications, Inc.
4.50%, 6/30/43 (a)		882	824,723
4.70%, 12/15/42 (a)		1,692	1,633,326
Viacom, Inc.
4.375%, 3/15/43		18,000	15,869,304

			38,332,788

Communications - Telecommunications - 0.4%
AT&T, Inc.
5.15%, 2/14/50		7,353	7,314,161
5.45%, 3/01/47		15,428	16,274,488
Qwest Corp.
6.75%, 12/01/21		1,000	1,104,352
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%, 9/20/21 (a)		10,842	10,977,525

			35,670,526

Consumer Cyclical - Automotive - 0.2%
General Motors Co.
5.20%, 4/01/45		2,490	2,492,978
6.25%, 10/02/43		852	964,206
6.75%, 4/01/46		7,041	8,416,016
General Motors Financial Co., Inc.
4.00%, 1/15/25		3,873	3,916,672

			15,789,872

Consumer Cyclical - Entertainment - 0.0%
Royal Caribbean Cruises Ltd.
7.25%, 3/15/18		1,000	1,030,807

Consumer Cyclical - Other - 0.1%
Owens Corning
7.00%, 12/01/36 (l)		2,579	3,308,630

	Principal Amount (000)		U.S. $ Value
Seminole Tribe of Florida, Inc.
6.535%, 10/01/20 (a)	U.S.$	2,425	$2,495,667

			5,804,297

Consumer Cyclical - Retailers - 0.0%
AutoNation, Inc.
6.75%, 4/15/18		349	360,806

Consumer Non - Cyclical - 0.0%
BRF SA
4.75%, 5/22/24 (a)		2,447	2,460,703
Bunge Ltd. Finance Corp.
8.50%, 6/15/19		332	370,221

			2,830,924

Energy - 0.7%
Anadarko Petroleum Corp.
8.70%, 3/15/19		2,000	2,202,852
Cenovus Energy, Inc.
3.00%, 8/15/22		495	481,840
3.80%, 9/15/23		280	280,507
4.45%, 9/15/42		4,289	3,594,885
6.75%, 11/15/39		373	402,271
Ecopetrol SA
5.375%, 6/26/26		1,886	1,978,414
5.875%, 5/28/45		6,355	5,924,131
Energy Transfer LP
7.60%, 2/01/24		3,200	3,689,926
Husky Energy, Inc.
6.15%, 6/15/19		5,000	5,360,480
Kinder Morgan, Inc./DE
Series G
7.75%, 1/15/32		2,969	3,795,299
7.80%, 8/01/31		2,662	3,398,035
Marathon Petroleum Corp.
4.75%, 9/15/44		437	424,472
Nabors Industries, Inc.
5.50%, 1/15/23		7,354	6,998,294
Regency Energy Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23		2,301	2,407,334
5.00%, 10/01/22		971	1,043,893
5.50%, 4/15/23		5,015	5,189,597
TransCanada PipeLines Ltd.
3.392% (LIBOR 3 Month + 2.21%), 5/15/67 (j)		2,500	2,366,913
Williams Partners LP
5.10%, 9/15/45		4,227	4,395,907

			53,935,050

Services - 0.1%
Verisk Analytics, Inc.
5.50%, 6/15/45		4,150	4,654,200

Technology - 0.5%
Activision Blizzard, Inc.
6.125%, 9/15/23 (a)		2	2,156

	Principal Amount (000)		U.S. $ Value
Dell International LLC/EMC Corp.
6.02%, 6/15/26 (a)	U.S.$	7,586	$8,458,602
8.35%, 7/15/46 (a)		2,793	3,648,870
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (l)		1,573	1,682,818
Seagate HDD Cayman
4.75%, 1/01/25		9,684	9,391,824
4.875%, 3/01/24 (a)		2,387	2,370,353
4.875%, 6/01/27		9,183	8,785,275
Western Digital Corp.
7.375%, 4/01/23 (a)		5,989	6,581,528

			40,921,426

Transportation - Airlines - 0.0%
America West Airlines Pass - Through Trust
Series 1999-1G, Class G
7.93%, 1/02/19		590	616,872
Northwest Airlines Pass - Through Trust
Series 2000-1, Class G
7.15%, 10/01/19		389	408,945

			1,025,817

			253,365,847

Financial Institutions - 2.9%
Banking - 1.3%
ABN AMRO Bank NV
Series E
6.25%, 4/27/22 (a)		1,122	1,271,526
Banca Popolare di Vicenza
2.75%, 3/20/20 (a)	EUR	3,602	4,517,119
BNP Paribas SA
7.195%, 6/25/37 (a)(n)	U.S.$	6,900	7,996,168
7.625%, 3/30/21 (a)(n)		873	969,252
BPCE SA
5.70%, 10/22/23 (a)		241	270,132
DNB Bank ASA
6.50%, 3/26/22 (a)(n)		11,090	11,954,887
HSBC Holdings PLC
3.60%, 5/25/23		3,652	3,791,777
6.00%, 9/29/23 (a)(n)	EUR	6,152	8,316,711
6.00%, 5/22/27 (n)	U.S.$	6,679	7,007,854
ICICI Bank Ltd./Dubai
4.80%, 5/22/19 (a)		5,980	6,219,571
JPMorgan Chase & Co.
Series V
5.00%, 7/01/19 (n)		2,638	2,697,220
Morgan Stanley
4.10%, 5/22/23		10,912	11,443,982
Nationwide Building Society
4.00%, 9/14/26 (a)		10,266	10,263,762
PNC Financial Services Group, Inc. (The)
Series R
4.85%, 6/01/23 (n)		3,888	4,018,228

	Principal Amount (000)		U.S. $ Value
Regions Bank/Birmingham AL
6.45%, 6/26/37	U.S.$	5,300	$6,473,213
Santander Bank NA
8.75%, 5/30/18		3,800	4,005,588
Santander Holdings USA, Inc.
4.40%, 7/13/27 (a)		6,261	6,377,098
US Bancorp
Series J
5.30%, 4/15/27 (n)		4,924	5,297,293
Veneto Banca SpA
4.00%, 5/20/19 (a)	EUR	3,510	4,433,416

			107,324,797

Brokerage - 0.1%
E*TRADE Financial Corp.
5.375%, 11/15/22	U.S.$	4,281	4,489,647
GFI Group, Inc.
8.375%, 7/19/18		2,367	2,499,403
SUAM Finance BV
4.875%, 4/17/24 (a)		4,867	5,159,020

			12,148,070

Finance - 0.1%
International Lease Finance Corp.
5.875%, 4/01/19		2,300	2,438,911
8.25%, 12/15/20		5,011	5,914,634

			8,353,545

Insurance - 1.2%
Allstate Corp. (The)
6.50%, 5/15/57		10,811	12,734,871
American International Group, Inc.
6.82%, 11/15/37		1,938	2,520,910
8.175%, 5/15/58		7,301	9,970,414
Aon Corp.
8.205%, 1/01/27		2,495	3,273,520
Chubb Corp. (The)
3.554% (LIBOR 3 Month + 2.25%), 4/15/37 (j)		10,937	10,899,278
Lincoln National Corp.
8.75%, 7/01/19		186	209,155
MetLife Capital Trust IV
7.875%, 12/15/37 (a)		1,765	2,376,172
MetLife, Inc.
6.40%, 12/15/36		9,700	11,243,454
10.75%, 8/01/39		3,495	5,847,953
Nationwide Mutual Insurance Co.
3.536% (LIBOR 3 Month + 2.29%), 12/15/24 (a)(j)		5,000	5,002,730
9.375%, 8/15/39 (a)		4,546	7,618,432
Pacific Life Insurance Co.
9.25%, 6/15/39 (a)		3,000	4,929,090
Prudential Financial, Inc.
5.625%, 6/15/43		13,000	14,231,256

	Principal Amount (000)		U.S. $ Value
Transatlantic Holdings, Inc.
8.00%, 11/30/39	U.S.$	2,836	$3,872,022

			94,729,257

REITS - 0.2%
EPR Properties
5.75%, 8/15/22		3,445	3,839,580
7.75%, 7/15/20		3,036	3,450,414
Senior Housing Properties Trust
6.75%, 12/15/21		4,500	5,037,723
VEREIT Operating Partnership LP
4.875%, 6/01/26		1,847	1,965,943
Weyerhaeuser Co. 7.375%, 3/15/32		3,308	4,596,383
8.50%, 1/15/25		1,000	1,319,122

			20,209,165

			242,764,834

Utility - 0.4%
Electric - 0.4%
Consorcio Transmantaro SA
4.375%, 5/07/23 (a)		14,103	14,614,234
EDP Finance BV
4.90%, 10/01/19 (a)		416	436,661
Empresa de Energia de Bogota SA ESP
6.125%, 11/10/21 (a)		7,654	7,885,151
Empresas Publicas de Medellin ESP
7.625%, 7/29/19 (a)		1,277	1,415,874
Israel Electric Corp., Ltd.
Series 6
5.00%, 11/12/24 (a)		5,373	5,775,975
Southern California Edison Co.
Series E
6.25%, 2/01/22 (n)		3,300	3,678,797

			33,806,692

Total Corporates - Investment Grade (cost $480,525,821)			529,937,373

EMERGING MARKETS - SOVEREIGNS - 6.0%
Angola - 0.3%
Angolan Government International Bond
9.50%, 11/12/25 (a)		15,979	17,011,356
Republic of Angola Via Northern Lights III BV
7.00%, 8/17/19 (a)		3,011	3,120,214

			20,131,570

Argentina - 1.2%
Argentine Republic Government International Bond
6.25%, 4/22/19		5,009	5,284,495
6.875%, 4/22/21 - 1/26/27		56,063	58,041,780

	Principal Amount (000)		U.S. $ Value
7.82%, 12/31/33	EUR	24,935	$30,957,429

			94,283,704

Bahrain - 0.1%
Bahrain Government International Bond
7.00%, 10/12/28 (a)	U.S.$	7,504	7,710,360

Belarus - 0.0%
Republic of Belarus International Bond
6.875%, 2/28/23 (a)		1,321	1,401,911

Cameroon - 0.1%
Republic of Cameroon International Bond
9.50%, 11/19/25 (a)		7,229	8,485,039

Dominican Republic - 0.5%
Dominican Republic International Bond
5.95%, 1/25/27 (a)		9,637	10,287,497
6.85%, 1/27/45 (a)		9,000	9,787,500
6.875%, 1/29/26 (a)		652	740,835
7.45%, 4/30/44 (a)		5,621	6,562,518
8.625%, 4/20/27 (a)		12,151	14,596,389

			41,974,739

Ecuador - 0.3%
Ecuador Government International Bond
7.95%, 6/20/24 (a)		4,350	4,159,687
9.65%, 12/13/26 (a)		2,405	2,459,113
10.50%, 3/24/20 (a)		9,204	9,744,735
10.75%, 3/28/22 (a)		6,443	6,958,440

			23,321,975

Egypt - 0.3%
Egypt Government International Bond
6.125%, 1/31/22 (a)		22,826	23,567,845

El Salvador - 0.1%
El Salvador Government International Bond
5.875%, 1/30/25 (a)		4,000	3,620,000
6.375%, 1/18/27 (a)		145	131,225
7.375%, 12/01/19 (a)		1,495	1,511,819
7.625%, 9/21/34 (a)		872	882,900
7.65%, 6/15/35 (a)		263	243,275
7.75%, 1/24/23 (a)		3,494	3,528,940
8.625%, 2/28/29 (a)		759	779,872

			10,698,031

Ethiopia - 0.0%
Ethiopia International Bond
6.625%, 12/11/24 (a)		2,303	2,311,636

Gabon - 0.2%
Gabon Government International Bond

	Principal Amount (000)		U.S. $ Value
6.375%, 12/12/24 (a)	U.S.$	14,182	$13,880,239
6.95%, 6/16/25 (a)		5,600	5,572,000

			19,452,239

Honduras - 0.1%
Honduras Government International Bond
6.25%, 1/19/27 (a)		10,233	10,757,441

Iraq - 0.0%
Iraq International Bond
5.80%, 1/15/28 (a)		533	489,028

Ivory Coast - 0.5%
Ivory Coast Government International Bond
5.125%, 6/15/25 (a)	EUR	588	709,996
5.75%, 12/31/32 (a)	U.S.$	12,419	12,170,686
6.125%, 6/15/33 (a)		4,086	4,012,452
6.375%, 3/03/28 (a)		20,691	21,260,003

			38,153,137

Jamaica - 0.2%
Jamaica Government International Bond
7.625%, 7/09/25		2,302	2,693,340
7.875%, 7/28/45		7,519	8,928,813

			11,622,153

Jordan - 0.1%
Jordan Government International Bond
5.75%, 1/31/27 (a)		4,536	4,513,320

Kenya - 0.0%
Kenya Government International Bond
5.875%, 6/24/19 (a)		3,124	3,198,195

Lebanon - 0.1%
Lebanon Government International Bond
Series G
6.60%, 11/27/26 (a)		3,840	3,820,800

Mongolia - 0.2%
Mongolia Government International Bond
5.125%, 12/05/22 (a)		14,564	13,999,645

Nigeria - 0.0%
Nigeria Government International Bond
7.875%, 2/16/32 (a)		2,864	3,164,720

Pakistan - 0.1%
Pakistan Government International Bond
7.25%, 4/15/19 (a)		7,468	7,796,517

Senegal - 0.1%
Senegal Government International Bond
6.25%, 5/23/33 (a)		3,575	3,664,375

	Principal Amount (000)		U.S. $ Value
8.75%, 5/13/21 (a)	U.S.$	3,102	$3,544,035

			7,208,410

Serbia - 0.0%
Serbia International Bond
6.75%, 11/01/24 (a)		320	328,247

Sri Lanka - 0.1%
Sri Lanka Government International Bond
6.00%, 1/14/19 (a)		3,825	3,954,094
6.125%, 6/03/25 (a)		2,800	2,905,000
6.20%, 5/11/27 (a)		4,509	4,655,542

			11,514,636

Turkey - 0.6%
Turkey Government International Bond
4.875%, 10/09/26 - 4/16/43		25,240	23,461,562
5.625%, 3/30/21		6,615	7,061,513
6.00%, 3/25/27		15,457	16,654,917
7.375%, 2/05/25		1,649	1,929,330

			49,107,322

Ukraine - 0.5%
Ukraine Government International Bond
7.75%, 9/01/22 - 9/01/27 (a)		42,888	43,188,210
Venezuela - 0.2%
Venezuela Government International Bond
7.00%, 3/31/38 (a)		538	208,475
7.65%, 4/21/25 (a)		6,636	2,538,270
9.25%, 9/15/27		34,020	14,288,400
9.25%, 5/07/28 (a)		1,500	577,500
9.375%, 1/13/34		5,472	2,229,840

			19,842,485

Zambia - 0.1%
Zambia Government International Bond
8.50%, 4/14/24 (a)		9,236	9,813,250

Total Emerging Markets - Sovereigns (cost $480,775,160)			491,856,565

EMERGING MARKETS - TREASURIES - 5.8%
Argentina - 1.3%
Argentine Bonos del Tesoro
15.50%, 10/17/26	ARS	286,917	18,063,267
16.00%, 10/17/23		595,534	34,245,026
18.20%, 10/03/21		785,174	45,962,765
21.20%, 9/19/18		216,687	12,271,117

			110,542,175

	Principal Amount (000)		U.S. $ Value
Brazil - 2.5%
Brazil Notas do Tesouro Nacional Series F
10.00%, 1/01/21-1/01/27	BRL	636,150	$206,775,430

Dominican Republic - 0.4%
Dominican Republic International Bond
10.50%, 1/17/20 (b)	DOP	347,740	7,455,156
12.00%, 1/20/22 (b)		347,740	7,532,050
15.95%, 6/04/21 (b)		52,700	1,310,681
16.00%, 7/10/20 (b)		563,400	13,727,200

			30,025,087

Sri Lanka - 0.2%
Sri Lanka Government Bonds
10.25%, 3/15/25	LKR	844,000	5,250,308
Series A
11.50%, 5/15/23		790,000	5,271,005
11.75%, 6/15/27		786,000	5,267,265

			15,788,578

Turkey - 1.4%
Turkey Government Bond
10.60%, 2/11/26	TRY	34,355	9,900,777
11.00%, 2/24/27		352,069	103,864,643

			113,765,420

Total Emerging Markets - Treasuries (cost $466,809,588)			476,896,690

EMERGING MARKETS - CORPORATE BONDS - 4.2%
Industrial - 3.8%
Basic - 0.8%
Consolidated Energy Finance SA
6.75%, 10/15/19 (a)	U.S.$	7,342	7,512,261
6.875%, 6/15/25 (a)		6,560	6,886,078
Elementia SAB de CV
5.50%, 1/15/25 (a)		2,208	2,301,619
First Quantum Minerals Ltd.
7.00%, 2/15/21 (a)		1,371	1,422,126
7.25%, 5/15/22-4/01/23 (a)		9,687	10,035,445
Petra Diamonds US Treasury PLC
7.25%, 5/01/22 (a)		2,899	2,966,811
Samarco Mineracao SA
4.125%, 11/01/22 (a)(f)(g)		2,015	1,188,850
5.375%, 9/26/24 (a)(f)(g)		900	531,000
5.75%, 10/24/23 (a)(f)(g)		8,416	4,930,330
Stillwater Mining Co.
6.125%, 6/27/22 (a)		10,250	10,088,819
7.125%, 6/27/25 (a)		7,880	7,732,912
Vedanta Resources PLC
6.375%, 7/30/22 (a)		12,566	13,021,517

	Principal Amount (000)		U.S. $ Value
			$68,617,768

Capital Goods - 0.3%
CIMPOR Financial Operations BV
5.75%, 7/17/24 (a)	U.S.$	7,640	6,570,400
Ferreycorp SAA
4.875%, 4/26/20 (a)		2,131	2,152,205
Grupo Cementos de Chihuahua SAB de CV
5.25%, 6/23/24 (a)		830	850,750
Odebrecht Finance Ltd.
4.375%, 4/25/25 (a)		537	208,759
5.25%, 6/27/29 (a)		9,173	3,406,325
7.125%, 6/26/42 (a)		17,280	7,200,783
8.25%, 4/25/18 (a)	BRL	5,903	1,325,092

			21,714,314

Communications - Telecommunications - 0.7%
Columbus Cable Barbados Ltd.
7.375%, 3/30/21 (a)	U.S.$	18,972	20,228,895
Comcel Trust via Comunicaciones Celulares SA
6.875%, 2/06/24 (a)		6,131	6,428,353
Digicel Group Ltd. 7.125%, 4/01/22 (a)		1,134	1,007,843
8.25%, 9/30/20 (a)		14,000	13,440,000
Digicel Ltd. 6.00%, 4/15/21 (a)		3,750	3,646,875
6.75%, 3/01/23 (a)		3,270	3,118,763
Millicom International Cellular SA
6.00%, 3/15/25 (a)		2,963	3,122,261
MTN Mauritius Investment Ltd.
6.50%, 10/13/26 (a)		5,701	5,971,797

			56,964,787

Consumer Cyclical - Other - 0.2%
Servicios Corporativos Javer SAB de CV
9.875%, 4/06/21 (a)		2,594	2,658,033
Studio City Co., Ltd.
5.875%, 11/30/19 (a)		5,102	5,389,599
Wynn Macau Ltd.
5.25%, 10/15/21 (a)		8,100	8,272,125

			16,319,757

Consumer Cyclical - Retailers - 0.1%
K2016470219 (South Africa) Ltd.
3.00%, 12/31/22 (a)(c)		4,785	287,572
K2016470260 (South Africa) Ltd.
25.00%, 12/31/22 (a)(c)		1,100	1,100,068

	Principal Amount (000)		U.S. $ Value
Prime Bloom Holdings Ltd.
7.50%, 12/19/19 (a)	U.S.$	4,200	$4,151,499

			5,539,139

Consumer Non-Cyclical - 0.4%
Central American Bottling Corp.
5.75%, 1/31/27 (a)		5,759	6,108,168
Marfrig Holdings Europe BV
6.875%, 6/24/19 (a)		5,432	5,584,911
8.00%, 6/08/23 (a)		4,150	4,305,625
Minerva Luxembourg SA
6.50%, 9/20/26 (a)		10,492	10,492,000
Tonon Luxembourg SA
7.25%, 1/24/20 (b)(c)(f)(g)		6,585	724,390
USJ Acucar e Alcool SA
9.875%, 11/09/21 (a)(c)		1,500	1,051,730
Virgolino de Oliveira Finance SA
10.50%, 1/28/18 (b)(f)(g)		13,674	974,273
10.875%, 1/13/20 (b)(f)(g)		2,500	671,875
11.75%, 2/09/22 (b)(f)(g)		13,613	969,926

			30,882,898

Energy - 0.9%
Azure Power Energy Ltd.
5.50%, 11/03/22 (a)		6,780	6,780,000
CHC Group LLC/CHC Finance Ltd.
Series AI
Zero Coupon, 10/01/20 (h)		14,659	22,427,987
Petrobras Global Finance BV
6.125%, 1/17/22		19,799	20,792,811
6.85%, 6/05/15		2,958	2,705,860
8.375%, 5/23/21		5,310	5,985,432
8.75%, 5/23/26		4,683	5,508,379
YPF SA
6.95%, 7/21/27 (a)		6,759	6,826,590
16.50%, 5/09/22 (a)	ARS	99,033	5,229,045

			76,256,104

Other Industrial - 0.0%
Noble Group Ltd.
6.75%, 1/29/20 (a)	U.S.$	8,993	3,259,963

Technology - 0.1%
IHS Netherlands Holdco BV
9.50%, 10/27/21 (a)		4,200	4,289,250

Transportation - Airlines - 0.2%
Guanay Finance Ltd.
6.00%, 12/15/20 (a)		3,717	3,819,605
TAM Capital 3, Inc.
8.375%, 6/03/21 (a)		15,121	15,479,969

			19,299,574

	Principal Amount (000)		U.S. $ Value
Transportation - Services - 0.1%
Rumo Luxembourg SARL
7.375%, 2/09/24 (a)	U.S.$	5,242	$5,444,604

			308,588,158

Financial Institutions - 0.4%
Banking - 0.3%
Akbank TAS
7.20%, 3/16/27 (a)		4,012	4,182,510
Banco do Brasil SA/Cayman
9.00%, 6/18/24 (a)(n)		8,303	8,572,847
Turkiye Vakiflar Bankasi TAO
5.50%, 10/27/21 (a)		5,964	6,053,460
8.00%, 11/01/27 (a)		12,500	13,062,500

			31,871,317

Finance - 0.1%
Unifin Financiera SAB de CV SOFOM ENR
7.00%, 1/15/25 (a)		4,281	4,211,434

			36,082,751

Utility - 0.0%
Electric - 0.0%
AES El Salvador Trust II
6.75%, 3/28/23 (a)		1,220	1,090,375

Total Emerging Markets - Corporate Bonds (cost $371,994,350)			345,761,284

BANK LOANS - 2.4%
Industrial - 2.3%
Basic - 0.1%
Berry Global Group, Inc. (fka Berry Plastics Corporation)
3.474% (LIBOR 1 Month + 2.25%), 1/06/21(s)		5,056	5,068,876
Foresight Energy LLC
7.046% (LIBOR 3 Month + 5.75%), 3/28/22 (s)		4,160	4,008,790
Magnetation LLC
12.00%, 3/07/17 (c)(d)(e)(f)(o)		17,605	0
Unifrax I LLC
5.046% (LIBOR 3 Month + 3.75%), 4/04/24 (s)		3,350	3,383,500

			12,461,166

Capital Goods - 0.2%
Avolon TLB Borrower 1 (US) LLC
3.978% (LIBOR 1 Month + 2.75%), 3/21/22 (s)		6,972	6,966,437
Gardner Denver, Inc.
4.546% (LIBOR 6 Month + 3.25%), 7/30/20 (s)		4,547	4,568,083

	Principal Amount (000)		U.S. $ Value
GFL Environmental Inc.
4.046% (LIBOR 3 Month + 2.75%), 9/29/23 (s)	U.S.$	2,295	$2,310,641
HD Supply Waterworks, LTD.
4.55%, 7/19/24 (t)		1,505	1,513,940
Transdigm Inc.
4.234% (LIBOR 1 Month + 3.00%), 6/09/23 (s)		2,340	2,350,221
Welbilt, Inc. (fka Manitowoc Foodservice, Inc.)
4.234% (LIBOR 3 Month + 3.00%), 3/03/23 (s)		589	595,494

			18,304,816

Consumer Cyclical - Automotive - 0.0%
Navistar, Inc.
5.23% (LIBOR 3 Month + 4.00%), 8/07/20 (s)		3,542	3,577,332

Consumer Cyclical - Entertainment - 0.1%
ClubCorp Club Operations, Inc.
4.046% (LIBOR 3 Month + 3.00%), 12/15/22 (s)		2,264	2,265,290
Seaworld Parks & Entertainment, Inc. (fka SW Acquisitions Co., Inc.)
4.296% (LIBOR 3 Month + 3.00%), 4/01/24 (s)		4,931	4,947,193

			7,212,483

Consumer Cyclical - Other - 0.2%
La Quinta Intermediate Holdings L.L.C.
4.054% (LIBOR 3 Month + 2.75%), 4/14/21 (s)		8,189	8,250,828
Scientific Games International, Inc.
5.233% (LIBOR 1 Month + 4.00%), 10/01/21 (s)		5,001	5,005,895

			13,256,723

Consumer Cyclical - Retailers - 0.4%
Burlington Coat Factory Warehouse Corporation
3.98% (LIBOR 3 Month + 2.75%), 8/13/21 (s)		579	582,034
Harbor Freight Tools USA, Inc.
4.484% (LIBOR 1 Month + 3.25%), 8/18/23 (s)		2,024	2,032,693
J.C. Penney Corporation, Inc.
5.45% (LIBOR 3 Month + 4.25%), 6/23/23 (s)		6,815	6,770,542
Michaels Stores, Inc.
3.974% -3.98% (LIBOR 3 Month + 2.75%), 1/30/23 (s)		2,491	2,491,753

	Principal Amount (000)		U.S. $ Value
Neiman Marcus Group Inc., The
4.474% (LIBOR 3 Month + 3.25%), 10/25/20 (s)	U.S.$	1,333	$983,664
Rite Aid Corporation
5.99% (LIBOR 3 Month + 4.75%), 8/21/20 (s)		3,000	3,037,500
Serta Simmons Bedding, LLC
9.179% (LIBOR 3 Month + 8.00%), 11/08/24 (s)		15,912	15,865,537

			31,763,723

Consumer Non-Cyclical - 0.4%
Acadia Healthcare Company, Inc.
3.97% (LIBOR 1 Month + 3.00%), 2/11/22 (s)		512	516,037
3.98% (LIBOR 1 Month + 3.00%), 2/16/23 (s)		2,553	2,580,591
Air Medical Group Holdings, Inc.
5.228% (LIBOR 3 Month + 4.00%), 4/28/22 (s)		13,542	13,449,165
Arbor Pharmaceuticals, LLC
6.296% (LIBOR 3 Month + 5.00%), 7/05/23 (s)		7,219	7,327,342
Mallinckrodt International Finance S.A.
4.046% (LIBOR 3 Month + 2.75%), 9/24/24 (s)		6,281	6,306,656
Vizient, Inc.
4.734% (LIBOR 3 Month + 4.00%), 2/13/23 (s)		2,519	2,543,765

			32,723,556

Energy - 0.2%
California Resources Corporation
11.601% (LIBOR 3 Month + 10.38%), 12/31/21 (s)		12,618	13,570,185
Chesapeake Energy Corporation
8.686% (LIBOR 3 Month + 7.50%), 8/23/21 (s)		4,080	4,376,820

			17,947,005

Other Industrial - 0.1%
Travelport Finance (Luxembourg) SARL
4.432% (LIBOR 3 Month + 3.25%), 9/02/21 (s)		9,710	9,715,055

Services - 0.1%
Sedgwick Claims Management Services, Inc.
3.984% (LIBOR 3 Month + 2.75%), 3/01/21 (s)		5,150	5,158,444

Technology - 0.5%
Avaya Inc.

	Principal Amount (000)		U.S. $ Value
6.417% (LIBOR 3 Month + 5.25%), 5/29/20 (f)(g)(s)	U.S.$	21,914	$17,885,056
6.667% (LIBOR 3 Month + 5.50%), 3/31/18 (f)(g)(s)		371	301,072
8.724-8.733% (LIBOR 3 Month + 7.50%), 1/24/18 (f)(g)(s)		2,738	2,809,885
Conduent Incorporated
5.234% (LIBOR 1 Month + 5.50%), 12/07/23 (s)		1,505	1,522,748
Smart Modular Technologies (Global), Inc.
9.25% (LIBOR 3 Month + 8.00%), 8/26/17 (d)(e)(s)		2,876	2,854,192
Solera, LLC (Solera Finance, Inc.)
4.507% (LIBOR 3 Month + 3.25%), 3/03/23 (s)		13,899	13,986,766

			39,359,719

			191,480,022

Financial Institutions - 0.1%
Insurance - 0.1%
Hub International Limited
4.422% (LIBOR 3 Month + 3.00%), 10/02/20 (s)		4,332	4,360,399

Other Finance - 0.0%
iPayment, Inc.
7.305%, 4/11/23 (s)		3,695	3,722,712

			8,083,111

Total Bank Loans (cost $213,939,214)			199,563,133

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.7%
Non-Agency Fixed Rate CMBS - 1.5%
225 Liberty Street Trust
Series 2016-225L, Class E
4.649%, 2/10/36 (a)		5,344	5,384,592
Banc of America Commercial Mortgage Trust
Series 2007 -3, Class AJ
5.676%, 6/10/49		246	247,056
Banc of America Re-REMIC Trust
Series 2009-UB1, Class A4B
5.722%, 6/24/50 (b)(e)		182	182,557
Bear Stearns Commercial Mortgage Securities Trust
Series 2007-T26, Class AJ
5.535%, 1/12/45		1,550	1,521,963
Citigroup Commercial Mortgage Trust
Series 2013-GC11, Class XA
1.792%, 4/10/46 (u)		11,283	538,521
Series 2015-GC31, Class D
4.064%, 6/10/48		1,416	1,102,485

	Principal Amount (000)		U.S. $ Value
Commercial Mortgage Pass Through Certificates
Series 2012-CR3, Class XA
2.059%, 10/15/45 (u)	U.S.$	56,615	$3,960,470
Commercial Mortgage Trust
Series 2012-CR1, Class XA
1.882%, 5/15/45 (u)		20,203	1,487,409
Series 2012-CR5, Class XA
1.729%, 12/10/45 (u)		11,385	677,586
Series 2012-LC4, Class XA
2.213%, 12/10/44 (a)(u)		30,493	2,277,924
Series 2013-LC6, Class XA
1.659%, 1/10/46 (u)		62,017	2,931,922
Series 2014-CR15, Class XA
1.271%, 2/10/47 (u)		12,772	533,364
Series 2014-CR20, Class XA
1.171%, 11/10/47 (u)		53,411	3,156,760
Series 2014-LC15, Class D
4.944%, 4/10/47 (a)		8,500	7,358,368
Series 2014-LC17, Class D
3.687%, 10/10/47 (a)		7,603	5,355,755
Series 2015-DC1, Class D
4.353%, 2/10/48 (a)		4,500	3,489,159
DBUBS Mortgage Trust
Series 2011-LC2A, Class D
5.542%, 7/10/44 (a)		2,500	2,646,392
GS Mortgage Securities Corp. II
Series 2013-GC10, Class XA
1.582%, 2/10/46 (u)		4,723	311,913
GS Mortgage Securities Trust
Series 2011-GC5, Class C
5.399%, 8/10/44 (a)		7,937	8,570,366
Series 2013-GC13, Class D
4.066%, 7/10/46 (a)		1,500	1,392,871
Series 2014-GC18, Class D
4.945%, 1/10/47 (a)		4,503	3,843,535
Series 2014-GC20, Class D
4.859%, 4/10/47 (a)		995	702,979
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2012-CBX, Class D
5.213%, 6/15/45 (a)		5,000	5,126,941
Series 2012-CBX, Class E
5.213%, 6/15/45 (a)		6,521	6,587,895
JPMBB Commercial Mortgage Securities Trust
Series 2015-C32, Class C
4.668%, 11/15/48		5,050	4,922,694
LB-UBS Commercial Mortgage Trust
Series 2006-C1, Class AJ
5.276%, 2/15/41 (l)		754	753,808
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C6, Class XA

	Principal Amount (000)		U.S. $ Value
1.808%, 11/15/45 (a)(u)	U.S.$	37,823	$2,236,097
Series 2014-C19, Class D
3.25%, 12/15/47 (a)		4,130	3,293,642
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4, Class XA
1.738%, 12/10/45 (a)(u)		3,590	241,958
Wells Fargo Commercial Mortgage Trust
Series 2014-LC18, Class D
3.957%, 12/15/47 (a)		5,000	4,127,584
WF-RBS Commercial Mortgage Trust
Series 2012-C6, Class D
5.58%, 4/15/45 (a)		3,450	3,474,471
Series 2012-C7, Class XA
1.457%, 6/15/45 (a)(u)		7,340	395,925
Series 2012-C8, Class E
4.893%, 8/15/45 (a)		6,905	6,722,651
Series 2014-C20, Class D
3.986%, 5/15/47 (a)		10,906	8,582,826
Series 2014-C21, Class D
3.497%, 8/15/47 (a)		10,000	7,818,225
Series 2014-C23, Class D
3.992%, 10/15/57 (a)		13,722	11,131,250

			123,089,914

Non-Agency Floating Rate CMBS - 0.2%
CLNS Trust
Series 2017-IKPR, Class F
5.587% (LIBOR 1 Month + 4.50%), 6/11/32 (a)(j)		7,273	7,332,031
Morgan Stanley Capital I Trust
Series 2015-MS1, Class D
4.03%, 5/15/48 (a)(l)		2,790	2,394,889
WF-RBS Commercial Mortgage Trust
Series 2011-C4, Class D
5.247%, 6/15/44 (a)(l)		2,576	2,546,842

			12,273,762

Total Commercial Mortgage-Backed Securities (cost $138,934,901)			135,363,676

INFLATION-LINKED SECURITIES - 1.6%
Brazil - 0.8%
Brazil Notas do Tesouro Nacional
Series B
6.00%, 5/15/45-8/15/50	BRL	62,125	65,364,552

Colombia - 0.2%
Fideicomiso PA Costera
6.25%, 1/15/34 (a)	COP	7,580,000	2,636,761
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35 (b)		36,247,335	12,745,473

			15,382,234

	Principal Amount (000)		U.S. $ Value
Mexico - 0.6%
Mexican Udibonos
Series S
4.00%, 11/30/28	MXN	417,810	$25,145,356
4.50%, 12/04/25		405,849	25,125,939

			50,271,295

Total Inflation-Linked Securities (cost $114,997,104)			131,018,081

	Shares
COMMON STOCKS - 1.3%
Consumer Discretionary - 0.1%
Auto Components - 0.0%
Exide Technologies (e)(f)(h)		332,502	1,309,193

Automobiles - 0.0%
Liberty Tire Recycling LLC (d)(e)(f)		128,591	0

Internet & Direct Marketing Retail - 0.1%
Travelport Worldwide Ltd.		543,898	7,777,742

Multiline Retail - 0.0%
K201640219 (South Africa) Ltd. A Shares (d)(e)(f)		64,873,855	65
K201640219 (South Africa) Ltd. B Shares (d)(e)(f)		10,275,684	10

			75

			9,087,010

Energy - 0.6%
Oil, Gas & Consumable Fuels - 0.6%
Berry Pete Corp. (d)(f)		651,423	5,211,384
CHC Group LLC (f)(h)		255,317	2,808,487
Chesapeake Energy Corp. (f)		180,496	895,260
Halcon Resources Corp. (f)		67,837	445,011
Linn Energy, Inc. (f)		138,471	4,867,256
Oasis Petroleum, Inc. (f)		108,058	840,691
Peabody Energy Corp. (d)(f)		325,289	9,121,103
Peabody Energy Corp. (f)		450,171	12,622,795
SandRidge Energy, Inc. (f)		141,947	2,740,997
Tervita Corp. (d)(e)(f)		125,625	806,096
Vantage Drilling International (d)(f)		30,215	5,287,625
Whiting Petroleum Corp. (f)		481,802	2,529,460

			48,176,165

Financials - 0.5%
Diversified Financial Services - 0.1%
iPayment, Inc. (d)(e)(f)		10,243,837	6,556,056

Insurance - 0.4%
Mt. Logan Re Ltd. (Preference Shares) (f)(h)(v)		37,695	38,486,201

Company	Shares	U.S. $ Value
		$45,042,257

Industrials - 0.1%
Building Products - 0.0%
New Cotai LLC/New Cotai Capital Corp. (d)(e)(f)	13	124,566

Machinery - 0.1%
Modular Space Corp. (b)(e)(f)	518,216	6,731,626

Technology - 0.0%
Smart Modular Technologies, Inc. (d)(e)(f)	29,269	529,476

		7,385,668

Information Technology - 0.0%
IT Services - 0.0%
Goodman Networks, Inc. (d)(e)(f)	179,376	0

Materials - 0.0%
Metals & Mining - 0.0%
Neenah Enterprises, Inc. (d)(e)(f)	49,578	35,201

Total Common Stocks (cost $141,122,162)		109,726,301

PREFERRED STOCKS - 1.1%
Industrial - 0.7%
Capital Goods - 0.5%
Tervita Corp.
0.00% (d)(e)(f)	7,165,266	45,977,243

Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (a)	6,280	7,271,063

Energy - 0.1%
Berry Petroleum Co. LLC
0.00% (d)(f)	538,628	5,924,908

Technology - 0.0%
Goodman Networks, Inc.
0.00% (d)(e)(f)	213,415	0

		59,173,214

Financial Institutions - 0.4%
Banking - 0.3%
GMAC Capital Trust I
6.967%	51,850	1,376,618
Morgan Stanley
5.85%	494,675	13,484,840
Santander Finance Preferred SAU
6.80%	67,000	1,750,710
US Bancorp
Series F
6.50%	175,125	5,225,730

		21,837,898

Company	Shares		U.S. $ Value
Diversified Financial Services - 0.1%
iPayment, Inc.
0.00% (f)		61,912	$6,191,200

Insurance - 0.0%
Hartford Financial Services Group, Inc. (The)
7.875%		102,401	3,144,735

REITS - 0.0%
Hersha Hospitality Trust
6.875%		64,000	1,644,000

			32,817,833

Utility - 0.0%
Electric - 0.0%
SCE Trust III
5.75%		60,000	1,731,000

Total Preferred Stocks (cost $84,892,014)			93,722,047

	Principal Amount (000)
LOCAL GOVERNMENTS - REGIONAL BONDS - 0.7%
Argentina - 0.7%
Provincia de Buenos Aires/Argentina
5.75%, 6/15/19 (a)	U.S.$	8,149	8,352,725
9.125%, 3/16/24 (a)		23,904	26,533,440
23.913% (BADLAR + 3.83%), 5/31/22 (a)(j)	ARS	200,200	11,589,245
Provincia de Cordoba
7.125%, 6/10/21 (a)	U.S.$	4,503	4,716,892
12.375%, 8/17/17 (a)		2,185	2,195,925

Total Local Governments - Regional Bonds (cost $50,649,915)			53,388,227

ASSET-BACKED SECURITIES - 0.6%
Other ABS - Fixed Rate - 0.4%
SoFi Consumer Loan Program LLC
Series 2016-1, Class R
Zero Coupon%, 8/25/25 (a)	U.S.$	10,947	3,516,813
Series 2016-5, Class R
Zero Coupon%, 9/25/28 (a)		73	3,906,529
Series 2017-2, Class R
Zero Coupon%, 2/25/26 (a)		84	6,341,404
Series 2017-3, Class R
Zero Coupon%, 5/25/26 (a)		56	6,334,720
Series 2017-4, Class R1
Zero Coupon%, 5/26/26 (a)		56	5,756,774

	Principal Amount (000)		U.S. $ Value
Taco Bell Funding LLC
Series 2016-1A, Class A23
4.97%, 5/25/46 (a)	U.S.$	4,716	$4,974,317

			30,830,557

Home Equity Loans - Fixed Rate - 0.1%
CSAB Mortgage-Backed Trust
Series 2006-2, Class A6A
5.72%, 9/25/36		984	594,443
CWABS Asset-Backed Certificates Trust
Series 2005-7, Class AF5W
5.054%, 10/25/35		2,108	2,089,832
GSAA Home Equity Trust
Series 2005-12, Class AF5
5.659%, 9/25/35		1,801	1,532,925
Series 2006-6, Class AF4
6.121%, 3/25/36		4,029	2,123,048
Series 2006-6, Class AF5
6.241%, 3/25/36		3,260	1,667,915
Series 2006-10, Class AF3
5.985%, 6/25/36		1,678	899,865
Lehman XS Trust
Series 2006-17, Class WF32
5.55%, 11/25/36		534	520,353
Morgan Stanley Mortgage Loan Trust
Series 2006-15XS, Class A3
5.988%, 11/25/36		1,567	757,834
Series 2007-8XS, Class A2
6.00%, 4/25/37		4,960	2,992,153

			13,178,368

Autos - Fixed Rate - 0.1%
Exeter Automobile Receivables Trust
Series 2016-1A, Class D
8.20%, 2/15/23 (a)		3,890	4,123,510

Home Equity Loans - Floating Rate - 0.0%
Lehman XS Trust
Series 2007-6, Class 3A5
4.906%, 5/25/37 (j)		399	616,121

Total Asset-Backed Securities
(cost $49,590,886)			48,748,556

WHOLE LOAN TRUSTS - 0.5%
Performing Asset - 0.5%
Alpha Credit Debt Fund LLC
15.00%, 12/31/17 (d)(e)	U.S.$	325	325,028
16.00%, 1/01/21 (d)(e)	MXN	96,028	5,394,083
Deutsche Bank Mexico SA
8.00%, 10/31/34 (d)(e)		81,089	2,915,148
8.00%, 10/31/34 (d)(e)(l)		38,116	1,370,280
Finalam, S.A. de C.V.
17.25%, 8/06/19 (d)(e)		28,835	1,619,725
Flexpath Wh I LLC
Series B

	Principal Amount (000)		U.S. $ Value
11.00%, 4/01/21 (d)(e)	U.S.$	2,628	$1,579,583
Series B2
11.00%, 1/01/22 (d)(e)		4,470	3,295,019
Series B3
11.00%, 9/01/22 (d)(e)		826	651,539
13.00%, 10/23/20 (d)(e)		3,292	1,500,961
Recife Funding
Zero Coupon, 11/05/29 (d)(e)		9,586	8,082,900
Sheridan Auto Loan Holdings I LLC
10.00%, 9/30/21 (d)(e)		5,950	4,455,060
10.00%, 12/31/20 (d)(e)		2,531	1,492,895
Sheridan Consumer Finance Trust
10.86%, 3/01/21 (d)(e)		5,421	4,994,484

Total Whole Loan Trusts
(cost $48,373,946)			37,676,705

QUASI-SOVEREIGNS - 0.4%
Quasi-Sovereign Bonds - 0.4%
Indonesia - 0.1%
Majapahit Holding BV
7.875%, 6/29/37 (a)		5,600	7,378,000

Kazakhstan - 0.1%
KazMunayGas National Co. JSC
4.40%, 4/30/23 (a)		6,200	6,246,500

Mexico - 0.2%
Petroleos Mexicanos
4.625%, 9/21/23		6,359	6,546,590
5.375%, 3/13/22 (a)		3,805	4,054,228
5.50%, 1/21/21		4,910	5,269,658

			15,870,476

Venezuela - 0.0%
Petroleos de Venezuela SA
6.00%, 11/15/26 (a)		5,000	1,608,500
9.75%, 5/17/35 (a)		4,449	1,744,556

			3,353,056

Total Quasi-Sovereigns
(cost $31,620,401)			32,848,032

	Principal Amount (000)		U.S. $ Value
COLLATERALIZED LOAN OBLIGATIONS - 0.1%
CLO - Floating Rate - 0.1%
Carlyle Global Market Strategies CLO Ltd.
Series 2014-3A, Class D1
6.417% (LIBOR 3 Month + 5.10%),
7/27/26 (a)(j)	U.S.$	1,000	$1,001,823
Series 2016-1A, Class C
6.207% (LIBOR 3 Month + 4.90%),
4/20/27 (a)(j)		1,800	1,819,886
Dryden 49 Senior Loan Fund
Series 2017-49A, Class E
Zero Coupon (LIBOR 3 Month + 6.30%),
7/18/30 (a)(j)		2,424	2,397,982
OZLM VIII Ltd.
Series 2014-8A, Class D
6.254% (LIBOR 3 Month + 4.95%),
10/17/26 (a)(j)		3,450	3,450,624
Tryon Park CLO Ltd.
Series 2013-1A, Class D
5.704% (LIBOR 3 Month + 4.40%),
7/15/25 (a)(j)		2,750	2,676,916

Total Collateralized Loan Obligations
(cost $10,403,286)			11,347,231

LOCAL GOVERNMENTS - US MUNICIPAL BONDS - 0.1%
United States - 0.1%
State of California
Series 2010
7.60%, 11/01/40		1,200	1,886,772
7.625%, 3/01/40		1,250	1,927,975
7.95%, 3/01/36		2,235	2,558,583
State of Illinois
Series 2010
7.35%, 7/01/35		4,120	4,787,564

Total Local Governments - US Municipal Bonds
(cost $8,855,748)			11,160,894

	Contracts
OPTIONS PURCHASED - PUTS - 0.1%
Options on Forward Contracts - 0.1%
BRL/USD
Expiration: Aug 2017, Exercise Price: BRL 3.25 (f)(w)		535,437,500	6,652,382

	Notional Amount (000)
Swaptions - 0.0%
CDX-NAHY Series 28 RTR, Morgan Stanley Capital Services LLC (Buy Protection) Expiration: Sep 2017, Exercise Rate: 107.00% (f)		41,000	236,514

	Notional Amount (000)		U.S. $ Value
CDX-NAHY Series 28 RTR, Morgan Stanley Capital Services LLC (Buy Protection)
Expiration: Sep 2017, Exercise Rate: 107.00% (f)		122,940	$709,197
IRS Swaption, Goldman Sachs International
Expiration: Aug 2017, Exercise Rate: 2.10% (f)		48,050	77,522
IRS Swaption, Morgan Stanley Capital Services LLC
Expiration: Aug 2017, Exercise Rate: 2.10% (f)		120,130	193,813
IRS Swaption, Goldman Sachs International
Expiration: Aug 2017, Exercise Rate: 2.10% (f)		99,790	160,997

			1,378,043

Total Options Purchased - Calls (premiums paid $5,051,001)			8,030,425

	Principal Amount (000)
GOVERNMENTS - SOVEREIGN BONDS - 0.0%
Indonesia - 0.0%
Indonesia Government International Bond
8.50%, 10/12/35 (a)
(cost $1,861,461)	U.S.$	1,645	2,411,981

	Shares
INVESTMENT COMPANIES - 0.0%
Funds and Investment Trusts - 0.0%
OCL Opportunities Fund II (d)(e)(f)(x) (cost $1,490,950)		11,474	2,065,935

WARRANTS - 0.0%
Encore Automotive Acceptance, expiring 7/05/31 (d)(e)(f)		44	0
FairPoint Communications, Inc., expiring 1/24/18 (d)(f)		6,740	0
Flexpath Capital, Inc., expiring 4/15/31 (d)(e)(f)		189,795	0
iPayment Holdings, Inc., expiring 12/29/22 (d)(e)(f)		1,515,784	36,530
Midstates Petroleum Co., Inc., expiring 4/21/20 (d)(e)(f)		259,925	155,955
SandRidge Energy, Inc., A-CW22, expiring 10/03/22 (f)		302,868	242,295
SandRidge Energy, Inc., B-CW22, expiring 10/03/22 (f)		130,363	84,736
Smart Modular Technologies, expiring 11/05/22 (d)(e)(f)		36,686	662,549

Total Warrants (cost $4,527,301)			1,182,065

	Shares			U.S. $ Value
SHORT-TERM INVESTMENTS - 2.6%
Investment Companies - 1.3%
AB Fixed Income Shares, Inc. - Government
Money Market Portfolio - Class AB, 0.86% (y)(z) (cost $109,210,581)		109,210,581		$109,210,581

	Principal Amount (000)
GOVERNMENTS - TREASURIES - 0.5%
Brazil - 0.3%
Brazil Letras do Tesouro Nacional
Series LTN
Zero Coupon, 1/01/19	BRL	99,500		28,597,742

Egypt - 0.2%
Arab Republic of Egypt
Zero Coupon, 1/30/18	EGP	319,350		16,140,393

Total Governments - Treasuries (cost $37,633,350)				44,738,135

EMERGING MARKETS - SOVEREIGNS - 0.5%
Egypt - 0.5%
Citigroup Global Markets Holdings, Inc./United States
Series E
Zero Coupon, 1/25/18-3/08/18 (a)		288,593		14,536,714
Series G
Zero Coupon, 1/25/18 (a)		313,900		15,934,346
HSBC Bank PLC
Zero Coupon, 11/02/17 (a)		129,050		6,838,245

Total Emerging Markets - Sovereigns (cost $35,575,111)				37,309,305

TIME DEPOSITS - 0.3%
Bank of Montreal, London
0.15%, 8/01/17	CAD	575		460,822
Barclays, London
0.59%, 8/01/17	U.S.$	22,155		22,154,643
BBH, Grand Cayman
(0.95)%, 8/01/17	SEK	2		247
0.005%, 8/01/17	HKD	0	**	4
0.05%, 8/01/17	GBP	0	**	1
0.80%, 8/01/17	NZD	909		682,996
DNB, Oslo
0.068%, 8/01/17	NOK	439		55,794
Sumitomo, Tokyo
(0.564)%, 8/01/17	EUR	3,246		3,842,206

Total Time Deposits (cost $27,098,745)				27,196,713

Total Short-Term Investments (cost $209,517,787)				218,454,734

U.S. $ Value
Total Investments - 100.7% (cost $8,158,463,231) (aa)	$8,293,323,122
Other assets less liabilities - (0.7)%	(59,343,374)

Net Assets - 100.0%	$8,233,979,748

FUTURES
Type	Number of Contracts	Expiration Month	Original Value	Value at July 31, 2017	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
Nikkei 225 (CME) Futures	222	September 2017	$22,388,700	$22,133,400	$(255,300)
U.S. T-Note 5 Yr (CBT) Futures	2,687	September 2017	317,328,383	317,464,853	136,470
Sold Contracts
Euro-Bund Futures	969	September 2017	188,762,579	185,773,200	2,989,379
U.S. Long Bond (CBT) Futures	1,018	September 2017	154,751,906	155,722,187	(970,281)
U.S. T-Note 10 Yr (CBT) Futures	549	September 2017	69,037,383	69,113,953	(76,570)

					$1,823,698

FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	BRL	85,747	USD	26,684	8/02/17	$(814,051)
Bank of America, NA	USD	27,389	BRL	85,747	8/02/17	108,473
Bank of America, NA	USD	19,425	IDR	261,347,158	8/16/17	175,829
Bank of America, NA	TRY	19,416	USD	5,436	8/18/17	(51,820)
Bank of America, NA	USD	11,839	MYR	50,801	8/18/17	23,999
Bank of America, NA	USD	8,740	MYR	37,372	8/18/17	(13,302)
Bank of America, NA	INR	5,189,525	USD	79,874	8/22/17	(870,326)
Bank of America, NA	USD	41,033	CAD	53,270	8/24/17	1,708,539
Bank of America, NA	RUB	2,385,219	USD	40,573	9/13/17	1,049,937
Bank of America, NA	USD	111,351	RUB	6,625,051	9/13/17	(1,573,284)
Bank of America, NA	USD	81,994	AUD	103,154	9/15/17	482,185
Barclays Bank PLC	MXN	298,752	USD	17,017	8/03/17	238,436
Barclays Bank PLC	USD	6,049	MXN	109,635	8/03/17	108,582
Barclays Bank PLC	USD	122,086	INR	7,878,348	8/22/17	493,718
BNP Paribas SA	MXN	178,960	USD	9,897	8/03/17	(153,700)
BNP Paribas SA	SGD	110,572	USD	79,830	8/17/17	(1,781,616)
BNP Paribas SA	GBP	136,109	USD	177,672	9/21/17	(2,223,901)
BNP Paribas SA	JPY	4,586,779	USD	41,035	9/22/17	(669,495)
Brown Brothers Harriman & Co.	SEK	20,263	USD	2,418	9/27/17	(99,901)
Brown Brothers Harriman & Co.	EUR	3,161	USD	3,622	10/04/17	(132,940)
Citibank, NA	USD	9,366	IDR	125,438,002	8/16/17	41,657
Citibank, NA	USD	120,489	TRY	433,317	8/18/17	1,985,440
Citibank, NA	RUB	2,387,517	USD	41,235	9/13/17	1,673,743
Citibank, NA	CHF	102,546	USD	106,451	9/14/17	95,169
Citibank, NA	USD	3,317	ZAR	43,537	9/20/17	(40,440)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	42,293	PLN	153,536	10/20/17	$404,564
Credit Suisse International	BRL	462,242	USD	137,453	8/02/17	(10,779,484)
Credit Suisse International	USD	147,648	BRL	462,242	8/02/17	584,749
Credit Suisse International	TRY	281,848	USD	78,864	8/18/17	(798,724)
Credit Suisse International	EUR	15,590	SEK	151,600	8/30/17	324,096
Credit Suisse International	EUR	15,517	SEK	150,784	8/31/17	309,317
Credit Suisse International	CHF	74,002	USD	77,843	9/14/17	1,092,392
Credit Suisse International	NZD	23,714	CAD	22,851	9/14/17	544,966
Credit Suisse International	NZD	168,276	USD	121,611	9/15/17	(4,659,848)
Credit Suisse International	USD	7,243	TRY	27,453	9/22/17	435,651
Credit Suisse International	USD	86,138	SEK	709,252	9/27/17	1,991,568
Credit Suisse International	USD	7,140	TRY	25,846	10/18/17	36,530
Credit Suisse International	USD	83,303	HUF	21,936,786	10/20/17	2,413,089
Credit Suisse International	USD	9,042	SEK	78,677	11/20/17	764,565
Credit Suisse International	AUD	25,788	CHF	18,779	12/19/17	(988,437)
Credit Suisse International	USD	7,420	TRY	28,951	12/21/17	472,659
Credit Suisse International	AUD	10,260	NOK	65,258	12/27/17	132,042
Deutsche Bank AG	COP	2,862,265	USD	927	8/24/17	(29,126)
Deutsche Bank AG	CHF	18,779	AUD	25,788	12/19/17	988,787
Deutsche Bank AG	NOK	65,258	AUD	10,260	12/27/17	(131,987)
Goldman Sachs Bank USA	TWD	1,210,315	USD	40,298	8/16/17	213,543
Goldman Sachs Bank USA	USD	6,037	MYR	25,827	8/18/17	(6,577)
Goldman Sachs Bank USA	USD	162,883	INR	10,537,270	8/21/17	1,086,341
Goldman Sachs Bank USA	INR	5,300,221	USD	81,689	8/22/17	(777,745)
Goldman Sachs Bank USA	SEK	150,782	EUR	15,517	8/31/17	(309,109)
Goldman Sachs Bank USA	ZAR	1,276,928	USD	94,053	9/20/17	(2,037,194)
Goldman Sachs Bank USA	USD	123,869	NOK	1,025,068	9/27/17	6,657,792
Goldman Sachs Bank USA	EUR	133,793	USD	153,496	10/04/17	(5,436,165)
Goldman Sachs Bank USA	MXN	187,611	USD	10,532	10/06/17	103,768
Goldman Sachs Bank USA	TRY	25,846	USD	7,140	10/18/17	(36,544)
Goldman Sachs Bank USA	PLN	54,479	EUR	12,740	10/27/17	1,571
HSBC Bank USA	MXN	1,798,400	USD	99,532	8/03/17	(1,470,850)
HSBC Bank USA	SGD	230,495	USD	165,266	8/17/17	(4,858,477)
HSBC Bank USA	TRY	25,386	USD	7,146	8/18/17	(28,973)
HSBC Bank USA	USD	40,037	TRY	143,151	8/18/17	423,603
HSBC Bank USA	CAD	181,058	USD	136,625	8/24/17	(8,649,826)
JPMorgan Chase Bank, NA	MXN	306,149	USD	17,413	8/03/17	218,587
JPMorgan Chase Bank, NA	MXN	138,245	USD	7,542	8/03/17	(222,559)
JPMorgan Chase Bank, NA	CAD	23,562	MXN	330,969	8/08/17	(327,504)
JPMorgan Chase Bank, NA	MXN	330,968	CAD	23,562	8/08/17	327,519
JPMorgan Chase Bank, NA	TWD	4,973,506	USD	163,390	8/16/17	(1,328,483)
JPMorgan Chase Bank, NA	BRL	287,917	USD	84,682	8/22/17	(7,255,506)
JPMorgan Chase Bank, NA	SEK	151,598	EUR	15,590	8/30/17	(323,812)
JPMorgan Chase Bank, NA	CAD	22,849	NZD	23,714	9/14/17	(543,284)
JPMorgan Chase Bank, NA	USD	69,973	AUD	91,993	9/15/17	3,579,555
JPMorgan Chase Bank, NA	USD	40,384	TWD	1,213,544	9/20/17	(127,245)
JPMorgan Chase Bank, NA	JPY	4,210,317	USD	37,977	9/22/17	(305,355)
JPMorgan Chase Bank, NA	TRY	27,453	USD	7,243	9/22/17	(435,531)
JPMorgan Chase Bank, NA	USD	42,603	KRW	47,459,940	10/10/17	(204,187)
JPMorgan Chase Bank, NA	CAD	24,669	NZD	26,503	10/17/17	69,761
JPMorgan Chase Bank, NA	NZD	26,503	CAD	24,669	10/17/17	(69,868)
JPMorgan Chase Bank, NA	USD	82,154	PLN	297,974	10/20/17	711,290
JPMorgan Chase Bank, NA	EUR	12,740	PLN	54,479	10/27/17	(1,678)
JPMorgan Chase Bank, NA	AUD	29,770	JPY	2,421,861	11/06/17	(1,717,523)
JPMorgan Chase Bank, NA	JPY	2,421,822	AUD	29,770	11/06/17	1,717,880
JPMorgan Chase Bank, NA	SEK	78,677	USD	9,042	11/20/17	(764,586)
JPMorgan Chase Bank, NA	TRY	28,951	USD	7,420	12/21/17	(472,617)
Morgan Stanley Capital Services LLC	TRY	28,430	USD	7,993	8/18/17	(42,097)
Morgan Stanley Capital Services LLC	USD	15,858	CAD	20,617	8/24/17	684,655
Morgan Stanley Capital Services LLC	USD	4,219	ZAR	55,463	9/20/17	(45,590)
Royal Bank of Scotland PLC	MXN	221,587	USD	12,088	8/03/17	(357,175)
Royal Bank of Scotland PLC	TRY	37,864	USD	10,556	8/18/17	(146,143)
Royal Bank of Scotland PLC	USD	19,350	PEN	63,306	8/24/17	141,277

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Royal Bank of Scotland PLC	AUD	150,680	USD	114,277	9/15/17	$(6,198,541)
Standard Chartered Bank	BRL	547,989	USD	175,037	8/02/17	(693,222)
Standard Chartered Bank	USD	172,595	BRL	547,989	8/02/17	3,135,472
Standard Chartered Bank	USD	10,578	IDR	141,032,405	8/16/17	(1,345)
Standard Chartered Bank	BRL	547,989	USD	171,514	9/05/17	(2,980,172)
Standard Chartered Bank	USD	40,789	TWD	1,230,207	11/22/17	121,086
UBS AG	USD	4,481	MYR	19,092	8/18/17	(22,459)
UBS AG	USD	9,505	MYR	40,755	8/25/17	7,359
UBS AG	CHF	32,402	USD	33,621	9/14/17	15,752
UBS AG	KRW	137,830,533	USD	123,057	10/26/17	(97,126)

						$(36,209,957)

CREDIT DEFAULT SWAPTIONS WRITTEN

Description	Counterparty	Buy/Sell Protection	Strike Rate	Expiration Month	Notional Amount (000)	Premiums Received	Market Value
Call - CDX-NAHY Series 28, 5 Year Index	Goldman Sachs International	Sell	107.50%	Sep 2017	$163,940	$508,214	$(508,214)
Put - CDX-NAHY Series 28, 5 Year Index	Morgan Stanley Capital Services LLC	Sell	103.00	Sep 2017	41,000	135,300	(39,029)
Put - CDX-NAHY Series 28, 5 Year Index	Morgan Stanley Capital Services LLC	Sell	103.00	Sep 2017	122,940	405,702	(117,030)

						$1,049,216	$(664,273)

INTEREST RATE SWAPTIONS WRITTEN

Description	Index	Counterparty	Strike Rate	Expiration Date	Notional Amount (000)	Premiums	Market Value
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.75%	8/30/17	$99,790	$159,664	$(5,903)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Goldman Sachs International	1.75	8/30/17	48,050	69,673	(2,843)
Call - OTC -1 Year Interest Rate Swap	3 Month LIBOR	Morgan Stanley Capital Services LLC	1.75	8/30/17	120,130	193,409	(7,107)

						$422,746	$(15,853)

CURRENCY OPTIONS WRITTEN

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - CAD vs. AUD	CAD	1.030	10/25/17	CAD	32,085	$102,629	$(120,823)
Call - CAD vs. NZD	CAD	0.990	09/11/17		111,796	408,187	(54,788)
Call - CAD vs. NZD	CAD	0.990	09/12/17		111,796	390,333	(58,285)

Description	Exercise Price		Expiration Date	Contracts (000)		Premiums Received	U.S. $ Value
Call - CAD vs. NZD	CAD	0.950	10/13/17	CAD	107,583	$501,031	$(586,348)
Call - CHF vs. AUD	CHF	0.760	12/15/17	CHF	81,662	696,849	(2,394,248)
Call – JPY vs. AUD	JPY	84.800	11/01/17	JPY	9,281,360	773,968	(3,678,027)
Call - MXN vs. CAD	MXN	14.680	08/04/17	MXN	1,647,096	879,929	(33,400)
Call - MXN vs. USD	MXN	21.070	11/09/17		859,656	636,480	(53,600)
Call - NOK vs. AUD	NOK	6.700	12/21/17	NOK	361,800	281,073	(148,165)
Call - NOK vs. CAD	NOK	6.670	10/09/17		705,686	457,655	(131,214)
Call - NZD vs. AUD	NZD	1.150	09/14/17	NZD	117,933	380,959	(11,602)
Call - PLN vs. EUR	PLN	4.370	10/25/17	PLN	309,924	387,204	(414,840)
Call - RUB vs. USD	RUB	77.610	10/16/17	RUB	3,003,739	1,196,217	(26,526)
Call - RUB vs. USD	RUB	65.000	11/09/17		1,327,625	365,607	(223,425)
Call - RUB vs. USD	RUB	65.000	11/09/17		1,327,625	362,544	(223,425)
Call - SEK vs. EUR	SEK	9.920	08/28/17	SEK	722,672	354,006	(21,213)
Call - SEK vs. EUR	SEK	9.910	08/29/17		722,555	347,632	(22,105)
Call - SEK vs. EUR	SEK	9.930	09/27/17		726,643	355,788	(80,910)
Call - SEK vs. EUR	SEK	9.720	10/17/17		696,997	365,617	(390,290)
Call - SEK vs. EUR	SEK	9.800	10/23/17		695,310	369,857	(287,122)
Call - SEK vs. USD	SEK	9.060	11/16/17		372,530	385,312	(36,174)
Call - TRY vs. USD	TRY	4.100	09/21/17	TRY	160,515	716,445	(23,443)
Call - TRY vs. USD	TRY	3.780	10/17/17		154,518	409,673	(294,999)
Call - TRY vs. USD	TRY	4.300	12/20/17		167,915	956,725	(146,953)
Call - TRY vs. USD	TRY	4.360	07/13/18		178,214	1,081,200	(839,535)
Put - JPY vs. CAD	JPY	76.000	09/27/17	JPY	3,982,400	298,752	(14,016)
Put - KRW vs. JPY	KRW	9.820	10/11/17	KRW	90,998,586	565,412	(354,870)
Put - KRW vs. USD	KRW	1,113.000	09/29/17		45,633,000	236,570	(447,583)
Put - KRW vs. USD	KRW	1,113.000	09/29/17		45,633,000	235,750	(447,583)
Put - NZD vs. AUD	NZD	1.020	09/05/17	NZD	112,596	396,047	(50,398)
Put - NZD vs. AUD	NZD	1.020	09/06/17		112,102	386,294	(37,969)

						$15,281,745	$(11,653,879)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc./INTRCONX
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	(5.00)%	1.25%	EUR	22,398	$(2,979,483)	$(1,766,845)
Morgan Stanley & Co. LLC/INTRCONX
CDX-NAHY Series 27, 5 Year Index, 12/20/21*	(5.00)	2.92		$214,280	(18,727,280)	(4,160,385)
Sale Contracts
Citigroup Global Markets, Inc./INTRCONX
CDX-NAIG Series 20, 5 Year Index, 6/20/18*	1.00	0.08		51,660	484,251	312,831
CDX-NAHY Series 21, 5 Year Index, 12/20/18*	5.00	1.38		27,978	1,551,610	971,472
iTraxx Europe Crossover Series 21, 5 Year Index, 6/20/19*	5.00	0.49	EUR	4	478	185
Morgan Stanley & Co. LLC/INTRCONX
iTraxx Europe Crossover Series 23, 5 Year Index, 6/20/20*	5.00	1.25		22,398	2,983,166	1,397,931
CDX-NAHY Series 28, 5 Year Index, 12/20/22*	5.00	3.21		6,178	507,370	104,142
iTraxx Europe Crossover Series 27, 5 Year Index, 6/20/22*	5.00	2.35		80,611	11,942,544	4,276,579

					$(4,237,344)	$1,135,910

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Termination Date	Rate Type		Unrealized Appreciation/ (Depreciation)
Clearing Broker/(Exchange)	Notional Amount (000)			Payments made by the Fund	Payments received by the Fund
Morgan Stanley & Co. LLC/(CME Group)	CAD	303,955	11/14/21	3 Month CDOR	1.323%	$(5,735,779)
Morgan Stanley & Co. LLC/(CME Group)		303,955	11/15/21	3 Month CDOR	1.318%	(5,782,056)
Morgan Stanley & Co. LLC/(CME Group)	EUR	364,390	3/17/22	0.259%	6 Month EURIBOR	(1,546,527)
Morgan Stanley & Co. LLC/(CME Group)		215,190	3/17/22	3 Month LIBOR	2.227%	4,787,616
Morgan Stanley & Co. LLC/(CME Group)	CAD	61,033	11/14/46	2.223%	3 Month CDOR	4,620,052
Morgan Stanley & Co. LLC/(CME Group)		61,047	11/15/46	2.234%	3 Month CDOR	4,504,253

						$847,559

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Barclays Bank PLC
CCO Holdings, LLC, 7.250%, 10/30/17, 6/20/19*	5.00%	0.26%	$6,192	$587,129	$262,124	$325,005
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	8.64	2,917	(254,904)	(521,763)	266,859
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	8.64	7,293	(637,304)	(1,302,394)	665,090
Citibank, NA
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.74	5,000	(440,083)	(59,381)	(380,702)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.74	25,000	(2,200,417)	(280,526)	(1,919,891)
Credit Suisse International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
International Game Technology, 4.750%, 2/15/23, 6/20/22*	5.00%	2.52%	EUR	1,640	$234,299	$181,987	$52,312
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.74		5,000	(440,083)	(110,397)	(329,686)
CDX-CMBX.NA.BBB Series 7, 1/17/47*	3.00	4.74		5,000	(440,083)	(90,675)	(349,408)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		1,368	(257,906)	(213,685)	(44,221)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		547	(103,125)	(85,443)	(17,682)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		1,368	(258,476)	(208,406)	(50,070)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		2,735	(516,763)	(416,248)	(100,515)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		15,000	(2,827,917)	(1,778,348)	(1,049,569)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		14,000	(2,639,389)	(1,935,981)	(703,408)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97		15,000	(2,832,083)	(1,852,832)	(979,251)
Deutsche Bank AG
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69		2,395	(270,595)	(296,227)	25,632
Goldman Sachs Bank USA
CDX-NAIG Series 9, 10 Year Index, 12/20/17*	5.00	0.05		5,700	144,137	(66,975)	211,112
Nine West Holdings, Inc., 6.875%, 3/15/19, 3/20/19*	5.00	88.27		8,789	(6,218,620)	95,517	(6,314,137)
K. Hovnanian Enterprises, Inc., 7.000%, 1/15/19, 9/20/20*	5.00	8.64		3,110	(271,770)	(523,271)	251,501
Goldman Sachs International

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
United States Steel Corp., 6.650%, 6/01/37, 12/20/21*	5.00%	3.74%	$4,590	$237,238	$(324,926)	$562,164
Avis Budget Car Rental LLC, 5.250%, 3/15/25, 6/20/22*	5.00	4.06	11,500	531,398	749,039	(217,641)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	17,700	(3,336,942)	(3,638,771)	301,829
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	20,000	(3,770,556)	(3,666,363)	(104,193)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	12,300	(2,318,892)	(2,126,726)	(192,166)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	1,368	(258,476)	(210,189)	(48,287)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	1,368	(258,476)	(212,563)	(45,913)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	1,368	(258,476)	(212,563)	(45,913)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	643	(121,491)	(95,338)	(26,153)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	5,000	(944,722)	(118,973)	(825,749)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	10,000	(1,889,444)	(211,845)	(1,677,599)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	10,000	(1,889,444)	(209,230)	(1,680,214)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	5,000	(944,722)	(686,377)	(258,345)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	10,000	(1,889,444)	(1,372,755)	(516,689)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	5,000	(944,722)	(681,935)	(262,787)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00	9.97	5,000	(944,722)	(690,814)	(253,908)

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at July 31, 2017	Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
CDX-CMBX.NA.BB Series 6, 5/11/63*	5.00%	9.97%	$8,871	$(1,674,934)	$(1,095,791)	$(579,143)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	2,443	(276,018)	(217,644)	(58,374)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	14,221	(1,606,736)	(1,296,619)	(310,117)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	1,185	(133,885)	(112,051)	(21,834)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	4,740	(535,541)	(539,932)	4,391
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	2,370	(267,771)	(246,997)	(20,774)
CDX-CMBX.NA.BBB Series 6, 5/11/63*	3.00	5.69	2,370	(267,771)	(228,254)	(39,517)
Morgan Stanley Capital Services LLC
Bombardier, Inc., 7.450%, 5/01/34, 6/20/21*	5.00	2.65	5,000	452,959	195,639	257,320

				$(42,955,543)	$(26,454,902)	$(16,500,641)

*	Termination date

TOTAL RETURN SWAPS

Counterparty & Referenced Obligation	# of Shares or Units	Rate Paid/ Received	Notional Amount (000)	Maturity Date	Unrealized Appreciation/ (Depreciation)
Pay Total Return on Reference Obligation
Goldman Sachs International
iBoxx $ Liquid High Yield Index	244,083	LIBOR	$64,438	9/20/17	$543,337
iBoxx $ Liquid High Yield Index	91,545	LIBOR	24,168	9/20/17	203,783
iBoxx $ Liquid High Yield Index	71,513	LIBOR	19,000	12/20/17	(20,544)
Morgan Stanley Capital Services LLC
iBoxx $ Liquid High Yield Index	364,358	LIBOR	95,899	9/20/17	1,102,467
iBoxx $ Liquid High Yield Index	273,038	LIBOR	71,925	9/20/17	764,738
iBoxx $ Liquid High Yield Index	37,044	LIBOR	9,700	9/20/17	162,081

					$2,755,862

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citibank, NA
SPDR S&P 500 ETF Trust 8/4/17*	8.70%	$706	$248,096	$	– 0	–	$248,096

*	Termination date

REVERSE REPURCHASE AGREEMENTS

Broker	Principal Amount (000)	Currency	Interest Rate		Maturity	U.S. $ Value at July 31, 2017
Barclays Capital, Inc.†	1,980	USD	(4.00	)%*	–	$1,972,300
Barclays Capital, Inc.†	2,463	USD	(4.00	)%*	–	2,453,541
Barclays Capital, Inc.†	1,092	USD	(2.75	)%*	–	1,088,387
Barclays Capital, Inc.†	2,732	USD	(0.50	)%*	–	2,730,370
Barclays Capital, Inc.†	2,000	USD	0.00%		–	2,000,000
Barclays Capital, Inc.†	3,701	USD	0.00%		–	3,701,250
Credit Suisse Securities (USA) LLC†	1,480	USD	(1.75	)%*	–	1,476,547
Credit Suisse Securities (USA) LLC†	5,081	USD	(1.00	)%*	–	5,068,547
Deutsche Bank Securities, Inc.†	2,161	USD	(0.25	)%*	–	2,158,144
JPMorgan Chase Bank, NA†	2,862	EUR	(1.50	)%*	–	3,386,058

						$26,035,144

†	The reverse repurchase agreement matures on demand. Interest rate resets daily and the rate shown is the rate in effect on July 31, 2017
*	Interest payment due from counterparty.

The type of underlying collateral and the remaining maturity of open reverse repurchase agreements is as follows:

Reverse Repurchase Agreements

	Overnight and Continuous	Up to 30 Days		31-90 Days		Greater than 90 Days		Total
Corporates - Non-Investment Grade	$26,035,144	$ – 0	–	$ – 0	–	$ – 0	–	$26,035,144

**	Principal amount less than 500.
(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2017, the aggregate market value of these securities amounted to $2,615,084,894 or 31.8% of net assets.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.54% of net assets as of July 31, 2017, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Artsonig Pty Ltd.
11.50%, 4/01/19	3/13/14	$11,471,723	$170,369	0.00%
Banc of America Re-REMIC Trust Series 2009-UB1, Class A4B
5.722%, 6/24/50	10/06/09	143,531	182,557	0.00%
Bellemeade Re II Ltd. Series 2016-1A, Class M2B
7.732%, 4/25/26	4/29/16	21,264,120	22,012,260	0.27%
Bellemeade Re II Ltd. Series 2016-1A, Class B1
13.232%, 4/25/26	4/29/16	2,330,884	2,571,321	0.03%
Bellemeade Re Ltd. Series 2015-1A, Class M2
5.532%, 7/25/25	7/27/15	5,057,409	5,169,308	0.06%
Creditcorp
12.00%, 7/15/18	6/28/13	6,192,427	5,413,862	0.07%
Dominican Republic International Bond
10.50%, 1/17/20	1/23/15	7,772,143	7,455,156	0.09%
Dominican Republic International Bond
12.00%, 1/20/22	1/23/15	7,881,651	7,532,050	0.09%
Dominican Republic International Bond
15.95%, 6/04/21	1/11/13	1,462,824	1,310,681	0.02%
Dominican Republic International Bond
16.00%, 7/10/20	12/08/10	15,638,238	13,727,200	0.17%
Exide Technologies
7.00%, 4/30/25	11/10/16	490,555	451,838	0.01%
Exide Technologies
7.25%, 4/30/25	5/03/17	1,623,432	1,692,000	0.02%
Exide Technologies
11.00%, 4/30/22	4/30/15	22,827,593	21,052,449	0.26%
Fideicomiso PA Pacifico Tres
7.00%, 1/15/35	3/04/16	10,611,155	12,745,473	0.15%
Golden Energy Offshore Services AS
5.00%, 12/31/17	5/14/14	5,209,162	1,923,108	0.02%
Liberty Tire Recycling LLC
11.00%, 3/31/21	3/05/15	2,756,683	1,401,566	0.02%
Magnetation LLC/Mag Finance Corp.
11.00%, 5/15/18	5/15/13	12,955,188	161	0.00%
Modular Space Corp.
0.0%	2/23/17	7,676,909	6,731,626	0.08%
Tonon Luxembourg SA
7.25%, 1/24/20	1/16/13	6,562,439	724,390	0.01%
Vantage Drilling International
10.00%, 12/31/20	2/10/16	409,603	413,760	0.01%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	10/19/12	2,931,444	290,843	0.00%
Virgolino de Oliveira Finance SA
10.50%, 1/28/18	2/24/14	5,618,897	683,430	0.01%
Virgolino de Oliveira Finance SA
10.875%, 1/13/20	6/09/14	2,486,550	671,875	0.01%
Virgolino de Oliveira Finance SA
11.75%, 2/09/22	7/26/12	11,383,331	969,926	0.01%
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 1M2
6.482%, 11/25/25	9/06/16	6,093,584	6,543,938	0.08%

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Wells Fargo Credit Risk Transfer Securities Trust Series 2015-WF1, Class 2M2
6.732%, 11/25/25	9/28/15	3,332,630	3,799,809	0.05%

(c)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at July 31, 2017.
(d)	Illiquid security.
(e)	Fair valued by the Adviser.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Restricted and illiquid security.

Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value		Percentage of Net Assets
CHC Group LLC	3/10/17	$18,385,445	$2,808,487		0.03%
CHC Group LLC/CHC Finance Ltd. Series AI, 10/01/20	3/10/17	9,626,474	22,427,987		0.27%
Exide Technologies	4/30/15	513,771	1,066,512		0.01%
Exide Technologies	4/30/15	116,907	242,681		0.00%
Momentive Performance Materials, Inc.
8.88%, 10/15/20	10/11/12	10	– 0	–	0.00%
Mt. Logan Re Ltd. (Preference Shares)	12/30/14	37,695,000	38,486,201		0.47%

(i)	Convertible security.
(j)	Floating Rate Security. Stated interest/floor rate was in effect at July 31, 2017.
(k)	Position, or a portion thereof, has been segregated to collateralize reverse repurchase agreements.
(l)	Variable rate coupon, rate shown as of July 31, 2017.
(m)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at July 31, 2017.
(n)	Securities are perpetual and, thus, do not have a predetermined maturity date. The date shown, if applicable, reflects the next call date.
(o)	Defaulted matured security.
(p)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(q)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts.
(r)	Inverse interest only security.
(s)	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at July 31, 2017.
(t)	This position or a portion of this position represents an unsettled loan purchase. The coupon rate will be determined at the time of settlement and will be based upon the London-Interbank Offered Rate (“LIBOR”) plus a premium which was determined at the time of purchase.
(u)	IO—Interest Only.
(v)	The security is subject to a 12 month lock-up period, after which semi-annual redemptions are permitted.
(w)	One contract relates to 1 share.
(x)	The company invests on a global basis in multiple asset classes including (but not limited to) private equity debt securities, property-related assets and private equity securities including warrants and preferred stock.
(y)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(z)	The rate shown represents the 7-day yield as of period end.
(aa)	As of July 31, 2017, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $478,643,149 and gross unrealized depreciation of investments was $(343,783,258), resulting in net unrealized appreciation of $134,859,891.

Currency Abbreviations:

ARS	-	Argentine Peso

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
COP	-	Colombian Peso
DOP	-	Dominican Peso
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	Great British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
UYU	-	Uruguayan Peso
ZAR	-	South African Rand

Glossary:
12MTA	-	12 Month Treasury Average
ABS	-	Asset-Backed Securities
ARM	-	Adjustable Rate Mortgage
BADLAR	-	Argentina Deposit Rates Badlar Private Banks
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-CMBX.NA	-	North American Commercial Mortgage-Backed Index
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CDX-NAIG	-	North American Investment Grade Credit Default Swap Index
CMBS	-	Commercial Mortgage-Backed Securities
CME	-	Chicago Mercantile Exchange
ETF	-	Exchange Traded Fund
EURIBOR	-	Euro Interbank Offered Rate
H15T	-	U.S. Treasury Yield Curve Rate T-Note Constant Maturity
INTRCONX	-	Inter-Continental Exchange
IRS	-	Interest Rate Swaption
JSC	-	Joint Stock Company
LIBOR	-	London Interbank Offered Rates
MTN	-	Medium Term Note
REIT	-	Real Estate Investment Trust
RTR	-	Right To Receive
SPDR	-	Standard & Poor’s Depository Receipt

COUNTRY BREAKDOWN (1)

60.8%	United States
4.8%	Brazil
3.4%	Mexico
3.3%	Argentina
2.6%	United Kingdom
2.2%	Turkey
1.5%	Canada
1.5%	Luxembourg
1.4%	South Africa
1.3%	Indonesia
1.1%	France
0.9%	Dominican Republic
0.8%	Italy
11.8%	Other
2.6%	Short-Term

100.0%	Total Investments

(1)	All data are as of July 31, 2017. The Fund’s country breakdown is expressed as a percentage of total investments and may vary over time. “Other” country weightings represent 0.8% or less in the following countries: Angola, Australia, Bahrain, Barbados, Belarus, Bermuda, Cameroon, Cayman Islands, Chile, China, Colombia, Ecuador, Egypt, El Salvador, Ethiopia, Gabon, Germany, Guatemala, Honduras, Hong Kong, India, Iraq, Ireland, Israel, Ivory Coast, Jamaica, Jersey (Channel Islands), Jordan, Kazakhstan, Kenya, Lebanon, Macau, Malaysia, Mongolia, Netherlands, New Zealand, Nigeria, Norway, Pakistan, Peru, Portugal, Russia, Senegal, Serbia, Spain, Sri Lanka, Sweden, Switzerland, Trinidad & Tobago, Ukraine, Uruguay, Venezuela and Zambia.

AB High Income Fund

July 31, 2017 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options or warrants that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset-backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset-backed securities for which management has collected current observable data through brokers or pricing services are generally categorized within Level 2. Those investments for which current data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

Other fixed-income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2017:

Investments in Securities	Level 1			Level 2		Level 3		Total
Assets:
Corporates - Non-Investment Grade	$	– 0	–	$2,726,531,455		$53,174,308	#	$2,779,705,763
Governments - Treasuries		– 0	–	1,872,943,665		– 0	–	1,872,943,665
Collateralized Mortgage Obligations		– 0	–	699,513,759		– 0	–	699,513,759
Corporates - Investment Grade		– 0	–	529,937,373		– 0	–	529,937,373
Emerging Markets - Sovereigns		– 0	–	491,856,565		– 0	–	491,856,565
Emerging Markets - Treasuries		– 0	–	476,896,690		– 0	–	476,896,690
Emerging Markets - Corporate Bonds		– 0	–	343,649,254		2,112,030		345,761,284
Bank Loans		– 0	–	177,718,907		21,844,226	#	199,563,133
Commercial Mortgage-Backed Securities		– 0	–	18,749,849		116,613,827		135,363,676
Inflation-Linked Securities		– 0	–	118,272,608		12,745,473		131,018,081
Common Stocks		42,369,791		14,827,738		52,528,772	#	109,726,301
Preferred Stocks		28,357,633		53,248,306		12,116,108	#	93,722,047
Local Governments - Regional Bonds		– 0	–	53,388,227		– 0	–	53,388,227
Asset-Backed Securities		– 0	–	7,640,323		41,108,233		48,748,556
Whole Loan Trusts		– 0	–	– 0	–	37,676,705		37,676,705
Quasi-Sovereigns		– 0	–	32,848,032		– 0	–	32,848,032
Collateralized Loan Obligations		– 0	–	– 0	–	11,347,231		11,347,231
Local Governments - US Municipal Bonds		– 0	–	11,160,894		– 0	–	11,160,894
Options Purchased - Puts		– 0	–	8,030,425		– 0	–	8,030,425
Governments - Sovereign Bonds		– 0	–	2,411,981		– 0	–	2,411,981
Warrants		482,986		– 0	–	699,079	#	1,182,065
Short-Term Investments:
Investment Companies		109,210,581		– 0	–	– 0	–	109,210,581
Governments - Treasuries		– 0	–	44,738,135		– 0	–	44,738,135
Emerging Markets - Sovereigns		– 0	–	37,309,305		– 0	–	37,309,305
Time Deposits		– 0	–	27,196,713		– 0	–	27,196,713

Investments valued at NAV**								2,065,935

Total Investments in Securities		180,420,991		7,748,870,204		361,965,992		8,293,323,122
Other Financial Instruments*:
Assets
Futures		3,125,849		– 0	–	– 0	–	3,125,849
Forward Currency Exchange Contracts		– 0	–	37,897,493		– 0	–	37,897,493
Centrally Cleared Credit Default Swaps		– 0	–	7,063,140		– 0	–	7,063,140
Centrally Cleared Interest Rate Swaps		– 0	–	13,911,921		– 0	–	13,911,921
Credit Default Swaps		– 0	–	2,923,215		– 0	–	2,923,215
Total Return Swaps		– 0	–	2,776,406		– 0	–	2,776,406
Variance Swaps		– 0	–	248,096		– 0	–	248,096
Liabilities
Futures		(1,302,151)		– 0	–	– 0	–	(1,302,151)
Forward Currency Exchange Contracts		– 0	–	(74,107,450)		– 0	–	(74,107,450)
Credit Default Swaptions Written		– 0	–	(664,273)		– 0	–	(664,273)
Interest Rate Swaptions Written		– 0	–	(15,853)		– 0	–	(15,853)
Currency Options Written		– 0	–	(11,653,879)		– 0	–	(11,653,879)
Centrally Cleared Credit Default Swaps		– 0	–	(5,927,230)		– 0	–	(5,927,230)
Centrally Cleared Interest Rate Swaps		– 0	–	(13,064,362)		– 0	–	(13,064,362)
Credit Default Swaps		– 0	–	(19,423,856)		– 0	–	(19,423,856)
Total Return Swaps		– 0	–	(20,544)		– 0	–	(20,544)

Total^		$182,244,689		$7,688,813,028		$361,965,992		$8,235,089,644

#	The Fund held securities with zero market value at period end.
**	In May 2015, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU 2015-07 (the “ASU”) which removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. Accordingly, the total investments with a fair value of $2,065,935 have not been categorized in the fair value hierarchy.

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were de minimis transfers under 1% of net assets between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instrument was transferred at the beginning of the reporting period.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value.

	Corporates - Non- Investment Grade#		Collateralized Mortgage Obligations			Emerging Markets - Corporate Bonds		Bank Loans#
Balance as of 10/31/16	$38,539,513			$30,693,761		$1,251,220		$36,930,151
Accrued discounts/(premiums)	(973)			– 0	–	(241,571)		116,905
Realized gain (loss)	11,965			– 0	–	– 0	–	27,679
Change in unrealized appreciation/ depreciation	(7,611,917)			– 0	–	(7,248,910)		579,184
Purchases	40,238,510			– 0	–	8,351,291		7,490,000
Sales/Paydowns	(29,416,358)			– 0	–	– 0	–	(30,738,187)
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	11,413,568			– 0	–	– 0	–	11,237,323
Transfers out of level 3	– 0	–		(30,693,761)		– 0	–	(3,798,829)

Balance as of 7/31/17	$53,174,308		$	– 0	–	$2,112,030		$21,844,226

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(10,798,952)		$	– 0	–	$(7,248,910)		$980,985

	Commercial Mortgage - Backed Securities		Inflation-Linked Securities			Common Stocks#		Preferred Stocks#
Balance as of 10/31/16	$135,006,871			$11,964,786		$49,234,743		$ – 0	–
Accrued discounts/(premiums)	342,554			20,958		– 0	–	– 0	–
Realized gain (loss)	(408,176)			– 0	–	(1,064,371)		– 0	–
Change in unrealized appreciation/ depreciation	2,331,929			759,729		2,118,991		538,628
Purchases	7,273,000			– 0	–	10,798,851		11,577,480
Sales/Paydowns	(27,932,351)			– 0	–	(8,559,442)		– 0	–
Reclassification	– 0	–		– 0	–	– 0	–	– 0	–
Transfers into level 3	– 0	–		– 0	–	– 0	–	– 0	–
Transfers out of level 3	– 0	–		– 0	–	– 0	–	– 0	–

Balance as of 7/31/17	$116,613,827			$12,745,473		$52,528,772		$12,116,108

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$1,435,220			$759,729		$2,455,373		$538,628

	Asset-Backed Securities		Whole Loan Trusts		Collateralized Loan Obligations			Warrants#
Balance as of 10/31/16	$30,569,026		$59,778,271		$	– 0	–	$2,232,953
Accrued discounts/(premiums)	328,209		67,364			134,738		– 0	–
Realized gain (loss)	1,140,108		(9,132,745)			– 0	–	– 0	–
Change in unrealized appreciation/ depreciation	223,600		(1,012,104)			698,596		(104,353)
Purchases	22,096,286		1,620,475			2,398,830		– 0	–
Sales/Paydowns	(7,845,679)		(13,644,556)			– 0	–	– 0	–
Reclassification	(5,403,317)		– 0	–		5,403,317		– 0	–
Transfers into level 3	– 0	–	– 0	–		2,711,750		67
Transfers out of level 3	– 0	–	– 0	–		– 0	–	(1,429,588)

Balance as of 7/31/17	$41,108,233		$37,676,705			$11,347,231		$699,079

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$433,452		$(5,609,830)			$698,596		$(104,353)

	Total
Balance as of 10/31/16	$396,201,295
Accrued discounts/(premiums)	768,184
Realized gain (loss)	(9,425,540)
Change in unrealized appreciation/depreciation	(8,726,627)
Purchases	111,844,723
Sales/Paydowns	(118,136,573)
Reclassification	– 0	–
Transfers into level 3	25,362,708
Transfers out of level 3	(35,922,178)

Balance as of 7/31/17	$361,965,992	+

Net change in unrealized appreciation/depreciation from investments held as of 7/31/17	$(16,460,062)

#	The Fund held securities with zero market value during the reporting period.
+	There were de minimis transfers between levels during the reporting period.

The following presents information about significant unobservable inputs related to the Fund’s material categories of Level 3 investments at July 31, 2017. Securities priced by third party vendors and NAV equivalent are excluded from the following table.

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 7/31/2017			Valuation Technique	Unobservable Input	Range/ Weighted Average
Corporates—Non-Investment Grade		$4,927		Projected Cash Flow	Terms of Escrow	$1.80 per $1,000 Principal
	$	– 0	–	Qualitative Assessment		$0.00/ N/A
Bank Loans	$	– 0	–	Qualitative Assessment		$0.00/ N/A
Common Stocks		$6,556,056		Market Approach	EBITDA* Projection	$96mm/ N/A
					EBITDA* Multiples	8.5X-9.5X/ 9.0X
		$124,566		Market Approach	EBITDA* Projection	$329mm/ N/A
					EBITDA* Multiples	13.7X/ N/A
		$35,201		Market Approach	EBITDA* Projection	$25mm/ N/A
					EBITDA* Multiples	4.8X-6.8X/ 5.8X

$6,715,823

Whole Loan Trusts		$8,082,900		Market Approach	Underlying NAV of the Collateral	$84.32/ N/A
		$5,947,955		Recovery Analysis	Cumulative Loss	<20%/ N/A
		$5,719,111		Recovery Analysis	Delinquency Rate	<4%/ N/A
		$4,994,484		Discounted Cash Flow	Cash Flow Yield	92.14%/ N/A
		$3,295,019		Discounted Cash Flow	Level Yield	73.72%/ N/A
		$1,619,725		Recovery Analysis	Delinquency Rate	<5%/ N/A
					Collateralization	1.1X/ N/A
		$1,579,583		Discounted Cash Flow	Level Yield	60.11%/ N/A
		$1,500,961		Discounted Cash Flow	Level Yield	45.60%/ N/A
		$651,539		Discounted Cash Flow	Level Yield	78.84%/ N/A

$33,391,277

Warrants		$662,549		Market Approach	Common Stock Price Less Strike Price	$18.06/ NA
		$36,530		Option Pricing Model	Exercise Price	$6.64/ N/A

$699,079

*	Earnings Before Interest, Taxes, Depreciation and Amortization.

Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. Significant increases (decreases) in Underlying NAV of the Collateral, Collateralization, Exercise Price, EBITDA projections and EBITDA Multiple in isolation would be expected to result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in Cumulative Loss, Delinquency Rate, Cash Flow Yield and Level Yield in isolation would be expected to result in a significant lower (higher) fair value measurement.

The Adviser has established a Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and any third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily comparison of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

A summary of the Fund’s transactions in shares of the AB Fixed-Income Shares, Inc. - Government Money Market Portfolio for the nine months ended July 31, 2017 is as follows:

Market Value October 30, 2016 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value July 31, 2017 (000)	Dividend Income (000)
$437,100	$1,834,996	$2,162,885	$109,211	$853

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB High Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 22, 2017

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 22, 2017